UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03712

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 14

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	2/29/2020

Date of reporting period:	8/31/2019

Item 1 – Reports to Stockholders

PGIM GOVERNMENT INCOME FUND

SEMIANNUAL REPORT

AUGUST 31, 2019

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: To seek high current return

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of August 31, 2019 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2019 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM Government Income Fund	3

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Government Income Fund informative and useful. The report covers performance for the six-month period ended August 31, 2019.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Government Income Fund

October 15, 2019

PGIM Government Income Fund	5

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 8/31/19 (without sales charges)	Average Annual Total Returns as of 8/31/19 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	6.64	4.61	1.65	2.85	—
Class B	6.12	2.10	1.27	2.38	—
Class C	6.15	6.18	1.51	2.42	—
Class R	6.46	7.78	2.01	2.92	—
Class Z	6.85	8.55	2.61	3.47	—
Class R6	6.91	8.64	N/A	N/A	2.32 (8/9/16)
Bloomberg Barclays US Government Bond Index
	8.34	10.31	2.96	3.17	—
Bloomberg Barclays US Aggregate ex-Credit Index
	6.91	9.03	2.90	3.30	—
Lipper General US Government Funds Average
	7.94	9.53	2.56	2.93	—

Source: PGIM Investments LLC and Lipper Inc.

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class R	Class Z	Class R6
Maximum initial sales charge	For purchases prior to July 15, 2019: 4.50% of the public offering price. For purchases on/after July 15, 2019: 3.25% of the public offering price.	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)

For purchases prior to July 15, 2019: 1.00% on sales of $1 million or more made within 12 months of purchase.

For purchases on/after July 15, 2019: 1.00% on sales of $500,000 or more made within 12 months of purchase.

		5.00% (Yr. 1) 4.00% (Yr. 2) 3.00% (Yr. 3) 2.00% (Yr. 4) 1.00% (Yr. 5) 1.00% (Yr. 6) 0.00% (Yr. 7)	1.00% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00% up to $3 billion, 0.80% next $1 billion, and 0.50% over $4 billion	1.00%	0.75% (0.50% currently)	None	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Bloomberg Barclays US Government Bond Index—The Bloomberg Barclays US Government Bond Index is an unmanaged index of securities issued or backed by the US government, its agencies, and instrumentalities

PGIM Government Income Fund	7

Your Fund’s Performance (continued)

with between one and 30 years remaining to maturity. It gives a broad look at how US government bonds have performed. The average annual total return for the Index measured from the month-end closest to the inception date of the Fund’s Class R6 shares is 2.27%.

Bloomberg Barclays US Aggregate ex-Credit Index—The Bloomberg Barclays US Aggregate ex-Credit Index is an unmanaged index that represents securities that are SEC registered, taxable, and dollar denominated. The Index covers the US investment-grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indexes that are calculated and reported on a regular basis. The average annual total return for the Index measured from the month-end closest to the inception date of the Fund’s Class R6 shares is 2.35%.

Lipper General US Government Funds Average—The Lipper General US Government Funds Average (Lipper Average) is based on the average return of all funds in the Lipper General US Government Funds universe for the periods noted. Funds in the Lipper Average invest primarily in US government and agency issues. The average annual total return for the Lipper Average measured from the month-end closest to the inception date of the Fund’s Class R6 shares is 1.81%.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Credit Quality expressed as a percentage of total investments as of 8/31/19 (%)
AAA	97.8
AA	1.8
A	0.1
Not Rated	–1.8
Cash/Cash Equivalents	2.1
Total Investments	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature used by both S&P and Fitch. These ratings agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO and may include derivative instruments that could have a negative value. Credit ratings are subject to change.

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Distributions and Yields as of 8/31/19
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.11	1.58	1.58
Class B	0.06	0.70	–3.35
Class C	0.06	0.78	0.78
Class R	0.09	1.35	1.10
Class Z	0.12	1.99	1.99
Class R6	0.13	2.10	2.10

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

PGIM Government Income Fund	9

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended August 31, 2019. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account

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over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Government Income Fund		Beginning Account Value March 1, 2019	Ending Account Value August 31, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,066.40	1.08%	$5.61
	Hypothetical	$1,000.00	$1,019.71	1.08%	$5.48
Class B	Actual	$1,000.00	$1,061.20	2.03%	$10.52
	Hypothetical	$1,000.00	$1,014.93	2.03%	$10.28
Class C	Actual	$1,000.00	$1,061.50	1.96%	$10.16
	Hypothetical	$1,000.00	$1,015.28	1.96%	$9.93
Class R	Actual	$1,000.00	$1,064.60	1.40%	$7.27
	Hypothetical	$1,000.00	$1,018.10	1.40%	$7.10
Class Z	Actual	$1,000.00	$1,068.50	0.70%	$3.64
	Hypothetical	$1,000.00	$1,021.62	0.70%	$3.56
Class R6	Actual	$1,000.00	$1,069.10	0.61%	$3.17
	Hypothetical	$1,000.00	$1,022.07	0.61%	$3.10

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2019, and divided by the 366 days in the Fund’s fiscal year ending February 29, 2020 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

PGIM Government Income Fund	11

Schedule of Investments (unaudited)

as of August 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 99.3%

ASSET-BACKED SECURITIES 3.0%

Collateralized Loan Obligations
Battalion CLO Ltd., Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070%	3.194	%(c)	05/17/31	2,000	$1,972,280
BlueMountain CLO Ltd. (Cayman Islands), Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.330%	3.633	(c)	04/13/27	1,138	1,139,396
Romark CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.175%	3.451	(c)	07/25/31	4,000	3,964,361
Trimaran Cavu Ltd. (Cayman Islands), Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.460%	3.927	(c)	07/20/32	4,000	4,001,281
Venture CLO Ltd. (Cayman Islands), Series 2018-32A, Class A1, 144A, 3 Month LIBOR + 1.100%	3.400	(c)	07/18/31	1,750	1,727,256

TOTAL ASSET-BACKED SECURITIES (cost $12,820,649)					12,804,574

COMMERCIAL MORTGAGE-BACKED SECURITIES 20.2%
BANK, Series 2017-BNK05, Class A3	3.020		06/15/60	3,600	3,748,544
Barclays Commercial Mortgage Trust, Series 2019-C04, Class A4	2.661		08/15/52	6,000	6,177,365
CD Mortgage Trust, Series 2019-CD08, Class A3	2.657		08/15/57	6,000	6,198,099
Fannie Mae-Aces,
Series 2012-M02, Class A2	2.717		02/25/22	204	207,769
Series 2015-M01, Class AB2	2.465		09/25/24	45	47,089
Series 2015-M17, Class A2	3.035	(cc)	11/25/25	2,900	3,062,504
Series 2016-M11, Class A2	2.369	(cc)	07/25/26	2,600	2,660,151
Series 2016-M13, Class A2	2.565	(cc)	09/25/26	4,400	4,539,815
Series 2018-M14, Class A1	3.697	(cc)	08/25/28	1,626	1,786,211
Series 2019-M01, Class A2	3.673	(cc)	09/25/28	2,000	2,236,323
FHLMC Multifamily Structured Pass-Through Certificates,
Series K008, Class X1, IO	1.645	(cc)	06/25/20	22,060	177,605
Series K019, Class X1, IO	1.744	(cc)	03/25/22	23,203	811,658
Series K020, Class X1, IO	1.532	(cc)	05/25/22	13,690	436,974
Series K021, Class X1, IO	1.564	(cc)	06/25/22	14,857	511,344
Series K025, Class X1, IO	0.951	(cc)	10/25/22	37,678	850,309

See Notes to Financial Statements.

PGIM Government Income Fund	13

Schedule of Investments (unaudited) (continued)

as of August 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Multifamily Structured Pass-Through Certificates, (cont’d.)
Series K060, Class AM	3.300	%(cc)	10/25/26	3,860	$4,194,479
Series K064, Class AM	3.327	(cc)	03/25/27	2,100	2,279,107
Series K068, Class AM	3.315		08/25/27	3,200	3,493,145
Series K076, Class AM	3.900		04/25/28	750	852,008
Series K077, Class A2	3.850	(cc)	05/25/28	1,570	1,786,633
Series K077, Class AM	3.850	(cc)	05/25/28	310	351,285
Series K078, Class AM	3.920		06/25/28	925	1,053,355
Series K079, Class AM	3.930		06/25/28	1,225	1,400,401
Series K080, Class AM	3.986	(cc)	07/25/28	3,300	3,782,681
Series K081, Class AM	3.900	(cc)	08/25/28	2,600	2,967,103
Series K083, Class A2	4.050	(cc)	09/25/28	1,125	1,307,481
Series K083, Class AM	4.030	(cc)	10/25/28	450	520,170
Series K084, Class AM	3.880	(cc)	10/25/28	2,200	2,513,543
Series K085, Class AM	4.060	(cc)	10/25/28	1,100	1,272,155
Series K086, Class A2	3.859	(cc)	11/25/28	2,500	2,870,945
Series K086, Class AM	3.919	(cc)	12/25/28	350	402,013
Series K087, Class AM	3.832	(cc)	12/25/28	400	455,857
Series K088, Class AM	3.761	(cc)	01/25/29	880	999,308
Series K090, Class AM	3.492	(cc)	03/25/29	1,450	1,617,924
Series K091, Class AM	3.566		03/25/29	1,650	1,850,550
Series K151, Class A3	3.511		04/25/30	900	996,026
Series K157, Class A2	3.990	(cc)	05/25/33	2,900	3,398,427
Series K158, Class A2	3.900	(cc)	12/25/30	1,275	1,484,728
Series KC03, Class A2	3.499		01/25/26	1,100	1,188,249
Series W5FX, Class AFX	3.336	(cc)	04/25/28	1,970	2,133,908
JPMBB Commercial Mortgage Securities Trust, Series 2016-C01, Class A3	3.515		03/15/49	2,500	2,603,628
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C09, Class A3	2.834		05/15/46	886	909,052
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class A3	3.572		09/15/58	2,500	2,700,920

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $78,802,873)					84,836,841

CORPORATE BONDS 1.5%

Diversified Financial Services
Private Export Funding Corp.,
Sr. Unsec’d. Notes, 144A	2.650		02/16/21	2,870	2,910,481
U.S. Gov’t. Gtd. Notes, Series BB	4.300		12/15/21	1,210	1,279,543

See Notes to Financial Statements.

14

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
Private Export Funding Corp., (cont’d.) U.S. Gov’t. Gtd. Notes, Series KK	3.550%		01/15/24	2,085	$2,248,628

TOTAL CORPORATE BONDS (cost $6,316,654)					6,438,652

RESIDENTIAL MORTGAGE-BACKED SECURITIES 0.1%
Merrill Lynch Mortgage Investors Trust, Series 2003-E, Class A1, 1 Month LIBOR + 0.620% (Cap 11.750%, Floor 0.310%)	2.765	(c)	10/25/28	48	48,579
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-01, Class 4A3	4.442	(cc)	02/25/34	232	234,405

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $280,664)					282,984

U.S. GOVERNMENT AGENCY OBLIGATIONS 38.4%
Federal Home Loan Bank	3.250		11/16/28	1,800	2,044,475
Federal Home Loan Mortgage Corp.	2.000		01/01/32	469	468,592
Federal Home Loan Mortgage Corp.	2.500		03/01/30	1,070	1,089,541
Federal Home Loan Mortgage Corp.	2.500		09/01/31	678	687,731
Federal Home Loan Mortgage Corp.	2.500		10/01/32	802	817,629
Federal Home Loan Mortgage Corp.	3.000		10/01/28	195	200,873
Federal Home Loan Mortgage Corp.	3.000		06/01/29	565	582,507
Federal Home Loan Mortgage Corp.	3.000		12/01/30	632	651,043
Federal Home Loan Mortgage Corp.	3.000		01/01/37	1,349	1,389,413
Federal Home Loan Mortgage Corp.	3.000		04/01/43	1,573	1,627,255
Federal Home Loan Mortgage Corp.	3.000		11/01/46	841	865,305
Federal Home Loan Mortgage Corp.	3.000		12/01/46	833	855,206
Federal Home Loan Mortgage Corp.	3.000		01/01/47	1,779	1,829,453
Federal Home Loan Mortgage Corp.	3.500		08/01/26	318	331,390
Federal Home Loan Mortgage Corp.	3.500		01/01/27	174	181,904
Federal Home Loan Mortgage Corp.	3.500		11/01/37	666	692,378
Federal Home Loan Mortgage Corp.	3.500		06/01/42	1,633	1,708,816
Federal Home Loan Mortgage Corp.	3.500		06/01/43	1,191	1,246,564
Federal Home Loan Mortgage Corp.	3.500		08/01/47	881	913,609
Federal Home Loan Mortgage Corp.	3.500		10/01/47	441	456,564
Federal Home Loan Mortgage Corp.	4.000		06/01/26	104	109,416
Federal Home Loan Mortgage Corp.	4.000		09/01/26	289	301,898
Federal Home Loan Mortgage Corp.	4.000		11/01/39	1,085	1,160,325
Federal Home Loan Mortgage Corp.	4.000		09/01/40	775	828,936
Federal Home Loan Mortgage Corp.	4.000		12/01/40	416	445,260
Federal Home Loan Mortgage Corp.	4.000		12/01/40	591	631,973

See Notes to Financial Statements.

PGIM Government Income Fund	15

Schedule of Investments (unaudited) (continued)

as of August 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	4.000%		04/01/42	1,414	$1,512,016
Federal Home Loan Mortgage Corp.	4.000		05/01/46	1,853	1,953,410
Federal Home Loan Mortgage Corp.	4.000		08/01/46	397	418,483
Federal Home Loan Mortgage Corp.	4.000		12/01/46	386	406,293
Federal Home Loan Mortgage Corp.	4.000		08/01/47	428	448,242
Federal Home Loan Mortgage Corp.	4.000		08/01/47	1,319	1,382,926
Federal Home Loan Mortgage Corp.	4.000		06/01/48	455	475,527
Federal Home Loan Mortgage Corp.	4.000		12/01/48	4,668	4,852,359
Federal Home Loan Mortgage Corp.	4.500		09/01/39	1,604	1,738,434
Federal Home Loan Mortgage Corp.	4.500		07/01/47	406	429,713
Federal Home Loan Mortgage Corp.	4.500		07/01/47	412	436,187
Federal Home Loan Mortgage Corp.	5.000		06/01/33	700	775,685
Federal Home Loan Mortgage Corp.	5.000		03/01/34	71	79,514
Federal Home Loan Mortgage Corp.	5.000		05/01/34	72	80,257
Federal Home Loan Mortgage Corp.	5.000		05/01/34	910	1,012,251
Federal Home Loan Mortgage Corp.	5.000		02/01/48	422	451,184
Federal Home Loan Mortgage Corp.	5.500		05/01/37	102	115,004
Federal Home Loan Mortgage Corp.	5.500		01/01/38	91	102,915
Federal Home Loan Mortgage Corp.	6.000		12/01/33	49	55,336
Federal Home Loan Mortgage Corp.	6.000		09/01/34	142	156,914
Federal Home Loan Mortgage Corp.	6.250		07/15/32	40	60,196
Federal Home Loan Mortgage Corp.	6.500		09/01/32	45	50,424
Federal Home Loan Mortgage Corp.	6.500		09/01/32	136	150,880
Federal Home Loan Mortgage Corp.	7.000		09/01/32	30	31,019
Federal Home Loan Mortgage Corp.	8.000		03/01/22	2	2,397
Federal Home Loan Mortgage Corp.	8.000		08/01/22	2	2,096
Federal Home Loan Mortgage Corp., MTN	3.208	(s)	12/11/25	1,100	994,510
Federal National Mortgage Assoc.	2.000		08/01/31	555	554,380
Federal National Mortgage Assoc.	2.500		08/01/28	646	655,510
Federal National Mortgage Assoc.	2.500		08/01/29	144	146,776
Federal National Mortgage Assoc.	2.500		11/01/31	388	394,146
Federal National Mortgage Assoc.	2.500		02/01/43	296	299,333
Federal National Mortgage Assoc.	2.500		12/01/46	1,343	1,351,185
Federal National Mortgage Assoc.	3.000		01/01/27	632	650,580
Federal National Mortgage Assoc.	3.000		08/01/28	1,146	1,179,849
Federal National Mortgage Assoc.	3.000		02/01/31	1,274	1,310,631
Federal National Mortgage Assoc.	3.000		11/01/36	585	602,667
Federal National Mortgage Assoc.	3.000		12/01/42	1,312	1,356,262
Federal National Mortgage Assoc.	3.000		02/01/43	778	806,082
Federal National Mortgage Assoc.	3.000		03/01/43	392	405,102
Federal National Mortgage Assoc.	3.000		04/01/43	728	752,699
Federal National Mortgage Assoc.	3.000		06/01/43	398	411,921
Federal National Mortgage Assoc.	3.000		06/01/43	892	922,320
Federal National Mortgage Assoc.	3.000		07/01/43	2,409	2,489,990
Federal National Mortgage Assoc.	3.000		01/01/47	410	422,372

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	3.500%	09/01/26	199	$206,269
Federal National Mortgage Assoc.	3.500	03/01/27	491	510,076
Federal National Mortgage Assoc.	3.500	12/01/30	100	104,212
Federal National Mortgage Assoc.	3.500	02/01/33	214	222,366
Federal National Mortgage Assoc.	3.500	05/01/33	494	512,677
Federal National Mortgage Assoc.	3.500	10/01/41	2,459	2,571,158
Federal National Mortgage Assoc.	3.500	12/01/41	671	701,555
Federal National Mortgage Assoc.	3.500	03/01/42	656	686,469
Federal National Mortgage Assoc.	3.500	05/01/42	3,054	3,194,370
Federal National Mortgage Assoc.	3.500	07/01/42	1,168	1,225,090
Federal National Mortgage Assoc.	3.500	12/01/42	1,582	1,654,275
Federal National Mortgage Assoc.	3.500	03/01/43	744	777,745
Federal National Mortgage Assoc.	3.500	06/01/45	5,925	6,184,331
Federal National Mortgage Assoc.	3.500	01/01/46	1,778	1,855,699
Federal National Mortgage Assoc.	3.500	12/01/46	2,045	2,127,777
Federal National Mortgage Assoc.	3.500	11/01/47	785	812,870
Federal National Mortgage Assoc.	4.000	09/01/40	1,276	1,363,670
Federal National Mortgage Assoc.	4.000	01/01/41	1,626	1,738,083
Federal National Mortgage Assoc.	4.000	09/01/44	1,324	1,400,107
Federal National Mortgage Assoc.	4.000	06/01/47	455	475,514
Federal National Mortgage Assoc.	4.000	10/01/47	418	437,255
Federal National Mortgage Assoc.	4.000	10/01/47	3,729	3,901,573
Federal National Mortgage Assoc.	4.000	12/01/47	892	933,171
Federal National Mortgage Assoc.	4.000	06/01/48	656	681,272
Federal National Mortgage Assoc.	4.500	01/01/20	3	2,824
Federal National Mortgage Assoc.	4.500	04/01/41	1,386	1,501,323
Federal National Mortgage Assoc.	4.500	01/01/45	334	361,179
Federal National Mortgage Assoc.	4.500	06/01/48	1,018	1,074,940
Federal National Mortgage Assoc.	4.500	01/01/49	1,063	1,117,000
Federal National Mortgage Assoc.	5.000	11/01/19	3	3,117
Federal National Mortgage Assoc.	5.000	12/01/31	66	70,520
Federal National Mortgage Assoc.	5.000	03/01/34	363	403,845
Federal National Mortgage Assoc.	5.000	07/01/35	145	160,197
Federal National Mortgage Assoc.	5.000	09/01/35	77	85,874
Federal National Mortgage Assoc.	5.000	11/01/35	93	102,850
Federal National Mortgage Assoc.	5.000	05/01/36	56	62,114
Federal National Mortgage Assoc.	5.500	02/01/34	356	402,100
Federal National Mortgage Assoc.	5.500	09/01/34	632	714,219
Federal National Mortgage Assoc.	5.500	02/01/35	469	516,528
Federal National Mortgage Assoc.	5.500	06/01/35	59	64,158
Federal National Mortgage Assoc.	5.500	06/01/35	185	200,515
Federal National Mortgage Assoc.	5.500	09/01/35	105	113,331
Federal National Mortgage Assoc.	5.500	09/01/35	255	279,382
Federal National Mortgage Assoc.	5.500	10/01/35	369	416,467
Federal National Mortgage Assoc.	5.500	11/01/35	328	356,958

See Notes to Financial Statements.

PGIM Government Income Fund	17

Schedule of Investments (unaudited) (continued)

as of August 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	5.500%	11/01/35	874		$988,763
Federal National Mortgage Assoc.	5.500	11/01/36	10		10,787
Federal National Mortgage Assoc.	6.000	08/01/21	11		11,212
Federal National Mortgage Assoc.	6.000	09/01/21	8		7,946
Federal National Mortgage Assoc.	6.000	07/01/22	1		1,075
Federal National Mortgage Assoc.	6.000	09/01/33	1		614
Federal National Mortgage Assoc.	6.000	11/01/33	—	(r)	484
Federal National Mortgage Assoc.	6.000	02/01/34	—	(r)	299
Federal National Mortgage Assoc.	6.000	06/01/34	—	(r)	158
Federal National Mortgage Assoc.	6.000	09/01/34	—	(r)	307
Federal National Mortgage Assoc.	6.000	09/01/34	21		24,052
Federal National Mortgage Assoc.	6.000	09/01/34	25		27,824
Federal National Mortgage Assoc.	6.000	11/01/34	4		4,434
Federal National Mortgage Assoc.	6.000	11/01/34	29		32,886
Federal National Mortgage Assoc.	6.000	02/01/35	1		933
Federal National Mortgage Assoc.	6.000	03/01/35	18		20,583
Federal National Mortgage Assoc.	6.000	04/01/35	1		857
Federal National Mortgage Assoc.	6.000	12/01/35	123		135,001
Federal National Mortgage Assoc.	6.000	01/01/36	239		265,945
Federal National Mortgage Assoc.	6.000	05/01/36	83		93,112
Federal National Mortgage Assoc.	6.000	05/01/36	446		510,247
Federal National Mortgage Assoc.	6.250	05/15/29	210		296,337
Federal National Mortgage Assoc.	6.500	07/01/32	679		785,631
Federal National Mortgage Assoc.	6.500	08/01/32	230		255,790
Federal National Mortgage Assoc.	6.500	09/01/32	83		94,177
Federal National Mortgage Assoc.	6.500	10/01/32	90		100,771
Federal National Mortgage Assoc.	6.500	10/01/32	638		746,283
Federal National Mortgage Assoc.	6.500	10/01/37	322		374,409
Federal National Mortgage Assoc.	6.625	11/15/30	580		864,212
Federal National Mortgage Assoc.	7.000	05/01/24	2		1,899
Federal National Mortgage Assoc.	7.000	05/01/24	2		2,483
Federal National Mortgage Assoc.	7.000	05/01/24	8		8,409
Federal National Mortgage Assoc.	7.000	05/01/24	15		15,388
Federal National Mortgage Assoc.	7.000	05/01/24	17		17,541
Federal National Mortgage Assoc.	7.000	05/01/24	66		71,838
Federal National Mortgage Assoc.	7.000	12/01/31	1		1,214
Federal National Mortgage Assoc.	7.000	12/01/31	305		354,291
Federal National Mortgage Assoc.	7.000	09/01/33	66		67,058
Federal National Mortgage Assoc.	7.000	10/01/33	31		31,041
Federal National Mortgage Assoc.	7.000	11/01/33	68		69,883
Federal National Mortgage Assoc.	7.000	02/01/36	6		6,284
Federal National Mortgage Assoc.	9.000	04/01/25	3		3,343
Federal National Mortgage Assoc.	9.500	01/01/25	1		1,336
Federal National Mortgage Assoc.	9.500	01/01/25	2		2,209
Federal National Mortgage Assoc.	9.500	01/01/25	7		6,863

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	9.500%	02/01/25	1		$1,231
Government National Mortgage Assoc.	2.500	12/20/46	541		550,400
Government National Mortgage Assoc.	3.000	03/15/45	2,293		2,368,329
Government National Mortgage Assoc.	3.000	10/20/46	367		379,833
Government National Mortgage Assoc.	3.000	02/20/47	6,131		6,349,295
Government National Mortgage Assoc.	3.500	04/20/42	374		396,862
Government National Mortgage Assoc.	3.500	01/20/43	2,085		2,214,798
Government National Mortgage Assoc.	3.500	04/20/43	966		1,026,731
Government National Mortgage Assoc.	3.500	03/20/45	1,793		1,875,622
Government National Mortgage Assoc.	3.500	04/20/45	1,007		1,052,763
Government National Mortgage Assoc.	3.500	07/20/46	3,847		4,015,472
Government National Mortgage Assoc.	3.500	01/20/47	824		859,757
Government National Mortgage Assoc.	3.500	03/20/47	403		421,075
Government National Mortgage Assoc.	3.500	07/20/47	2,591		2,703,880
Government National Mortgage Assoc.	4.000	02/20/41	492		525,520
Government National Mortgage Assoc.	4.000	06/20/44	1,054		1,125,827
Government National Mortgage Assoc.	4.000	08/20/44	317		338,351
Government National Mortgage Assoc.	4.000	11/20/45	721		764,406
Government National Mortgage Assoc.	4.000	11/20/46	718		760,053
Government National Mortgage Assoc.	4.000	02/20/47	756		794,825
Government National Mortgage Assoc.	4.000	10/20/47	895		937,604
Government National Mortgage Assoc.	4.000	12/20/47	665		697,251
Government National Mortgage Assoc.	4.500	02/20/40	294		317,475
Government National Mortgage Assoc.	4.500	01/20/41	172		185,552
Government National Mortgage Assoc.	4.500	02/20/41	855		925,150
Government National Mortgage Assoc.	4.500	03/20/41	438		473,745
Government National Mortgage Assoc.	4.500	06/20/44	635		681,671
Government National Mortgage Assoc.	4.500	02/20/46	64		67,936
Government National Mortgage Assoc.	4.500	03/20/46	319		340,708
Government National Mortgage Assoc.	4.500	03/20/47	2,042		2,161,952
Government National Mortgage Assoc.	4.500	08/20/47	408		428,819
Government National Mortgage Assoc.	4.500	01/20/48	358		376,586
Government National Mortgage Assoc.	4.500	02/20/48	2,333		2,455,754
Government National Mortgage Assoc.	5.000	07/15/33	477		526,269
Government National Mortgage Assoc.	5.000	09/15/33	635		701,173
Government National Mortgage Assoc.	5.000	04/15/34	63		66,692
Government National Mortgage Assoc.	5.500	02/15/34	462		509,317
Government National Mortgage Assoc.	5.500	02/15/36	117		131,901
Government National Mortgage Assoc.	7.000	12/15/22	—	(r)	263
Government National Mortgage Assoc.	7.000	12/15/22	1		756
Government National Mortgage Assoc.	7.000	01/15/23	—	(r)	373
Government National Mortgage Assoc.	7.000	01/15/23	1		1,231
Government National Mortgage Assoc.	7.000	01/15/23	1		1,504
Government National Mortgage Assoc.	7.000	01/15/23	2		1,520
Government National Mortgage Assoc.	7.000	01/15/23	3		2,664

See Notes to Financial Statements.

PGIM Government Income Fund	19

Schedule of Investments (unaudited) (continued)

as of August 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	7.000%	03/15/23	2		$1,589
Government National Mortgage Assoc.	7.000	03/15/23	3		2,826
Government National Mortgage Assoc.	7.000	04/15/23	1		713
Government National Mortgage Assoc.	7.000	04/15/23	1		963
Government National Mortgage Assoc.	7.000	04/15/23	3		2,676
Government National Mortgage Assoc.	7.000	05/15/23	—	(r)	90
Government National Mortgage Assoc.	7.000	05/15/23	—	(r)	272
Government National Mortgage Assoc.	7.000	05/15/23	—	(r)	498
Government National Mortgage Assoc.	7.000	05/15/23	1		533
Government National Mortgage Assoc.	7.000	05/15/23	1		558
Government National Mortgage Assoc.	7.000	05/15/23	1		634
Government National Mortgage Assoc.	7.000	05/15/23	1		1,182
Government National Mortgage Assoc.	7.000	05/15/23	5		4,637
Government National Mortgage Assoc.	7.000	05/15/23	7		6,800
Government National Mortgage Assoc.	7.000	05/15/23	9		8,813
Government National Mortgage Assoc.	7.000	06/15/23	—	(r)	113
Government National Mortgage Assoc.	7.000	06/15/23	—	(r)	325
Government National Mortgage Assoc.	7.000	06/15/23	1		517
Government National Mortgage Assoc.	7.000	06/15/23	1		861
Government National Mortgage Assoc.	7.000	06/15/23	1		1,316
Government National Mortgage Assoc.	7.000	06/15/23	2		1,577
Government National Mortgage Assoc.	7.000	06/15/23	3		2,962
Government National Mortgage Assoc.	7.000	07/15/23	—	(r)	214
Government National Mortgage Assoc.	7.000	07/15/23	—	(r)	220
Government National Mortgage Assoc.	7.000	07/15/23	—	(r)	415
Government National Mortgage Assoc.	7.000	07/15/23	—	(r)	445
Government National Mortgage Assoc.	7.000	07/15/23	1		595
Government National Mortgage Assoc.	7.000	07/15/23	1		879
Government National Mortgage Assoc.	7.000	07/15/23	1		1,098
Government National Mortgage Assoc.	7.000	07/15/23	1		1,137
Government National Mortgage Assoc.	7.000	07/15/23	1		1,489
Government National Mortgage Assoc.	7.000	07/15/23	3		2,983
Government National Mortgage Assoc.	7.000	07/15/23	13		12,931
Government National Mortgage Assoc.	7.000	08/15/23	—	(r)	277
Government National Mortgage Assoc.	7.000	08/15/23	—	(r)	448
Government National Mortgage Assoc.	7.000	08/15/23	—	(r)	496
Government National Mortgage Assoc.	7.000	08/15/23	—	(r)	501
Government National Mortgage Assoc.	7.000	08/15/23	1		573
Government National Mortgage Assoc.	7.000	08/15/23	1		837
Government National Mortgage Assoc.	7.000	08/15/23	1		1,198
Government National Mortgage Assoc.	7.000	08/15/23	1		1,394
Government National Mortgage Assoc.	7.000	08/15/23	1		1,521
Government National Mortgage Assoc.	7.000	08/15/23	2		1,978
Government National Mortgage Assoc.	7.000	08/15/23	2		2,426
Government National Mortgage Assoc.	7.000	08/15/23	3		2,781

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	7.000%	08/15/23	3		$3,299
Government National Mortgage Assoc.	7.000	08/15/23	4		3,674
Government National Mortgage Assoc.	7.000	08/15/23	4		4,356
Government National Mortgage Assoc.	7.000	08/15/23	5		5,048
Government National Mortgage Assoc.	7.000	09/15/23	—	(r)	307
Government National Mortgage Assoc.	7.000	09/15/23	1		525
Government National Mortgage Assoc.	7.000	09/15/23	1		817
Government National Mortgage Assoc.	7.000	09/15/23	1		842
Government National Mortgage Assoc.	7.000	09/15/23	1		844
Government National Mortgage Assoc.	7.000	09/15/23	1		1,093
Government National Mortgage Assoc.	7.000	09/15/23	6		6,788
Government National Mortgage Assoc.	7.000	09/15/23	28		29,283
Government National Mortgage Assoc.	7.000	10/15/23	—	(r)	160
Government National Mortgage Assoc.	7.000	10/15/23	—	(r)	179
Government National Mortgage Assoc.	7.000	10/15/23	—	(r)	187
Government National Mortgage Assoc.	7.000	10/15/23	1		505
Government National Mortgage Assoc.	7.000	10/15/23	1		605
Government National Mortgage Assoc.	7.000	10/15/23	1		621
Government National Mortgage Assoc.	7.000	10/15/23	1		994
Government National Mortgage Assoc.	7.000	10/15/23	1		1,092
Government National Mortgage Assoc.	7.000	10/15/23	1		1,170
Government National Mortgage Assoc.	7.000	10/15/23	1		1,237
Government National Mortgage Assoc.	7.000	10/15/23	1		1,286
Government National Mortgage Assoc.	7.000	10/15/23	1		1,353
Government National Mortgage Assoc.	7.000	10/15/23	1		1,375
Government National Mortgage Assoc.	7.000	10/15/23	1		1,477
Government National Mortgage Assoc.	7.000	10/15/23	2		1,948
Government National Mortgage Assoc.	7.000	10/15/23	3		2,629
Government National Mortgage Assoc.	7.000	10/15/23	3		2,920
Government National Mortgage Assoc.	7.000	10/15/23	3		2,947
Government National Mortgage Assoc.	7.000	10/15/23	3		3,501
Government National Mortgage Assoc.	7.000	10/15/23	4		4,008
Government National Mortgage Assoc.	7.000	10/15/23	6		5,557
Government National Mortgage Assoc.	7.000	10/15/23	6		5,755
Government National Mortgage Assoc.	7.000	10/15/23	9		9,748
Government National Mortgage Assoc.	7.000	10/15/23	11		11,525
Government National Mortgage Assoc.	7.000	10/15/23	28		29,559
Government National Mortgage Assoc.	7.000	10/15/23	30		30,767
Government National Mortgage Assoc.	7.000	11/15/23	—	(r)	312
Government National Mortgage Assoc.	7.000	11/15/23	—	(r)	430
Government National Mortgage Assoc.	7.000	11/15/23	1		542
Government National Mortgage Assoc.	7.000	11/15/23	1		681
Government National Mortgage Assoc.	7.000	11/15/23	1		851
Government National Mortgage Assoc.	7.000	11/15/23	1		1,074
Government National Mortgage Assoc.	7.000	11/15/23	1		1,083

See Notes to Financial Statements.

PGIM Government Income Fund	21

Schedule of Investments (unaudited) (continued)

as of August 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	7.000%	11/15/23	1		$1,110
Government National Mortgage Assoc.	7.000	11/15/23	1		1,397
Government National Mortgage Assoc.	7.000	11/15/23	2		1,663
Government National Mortgage Assoc.	7.000	11/15/23	2		2,583
Government National Mortgage Assoc.	7.000	11/15/23	3		2,801
Government National Mortgage Assoc.	7.000	11/15/23	4		3,750
Government National Mortgage Assoc.	7.000	11/15/23	4		3,886
Government National Mortgage Assoc.	7.000	11/15/23	4		4,000
Government National Mortgage Assoc.	7.000	11/15/23	4		4,299
Government National Mortgage Assoc.	7.000	11/15/23	5		5,305
Government National Mortgage Assoc.	7.000	11/15/23	5		5,587
Government National Mortgage Assoc.	7.000	11/15/23	11		11,759
Government National Mortgage Assoc.	7.000	12/15/23	—	(r)	400
Government National Mortgage Assoc.	7.000	12/15/23	—	(r)	407
Government National Mortgage Assoc.	7.000	12/15/23	—	(r)	462
Government National Mortgage Assoc.	7.000	12/15/23	—	(r)	492
Government National Mortgage Assoc.	7.000	12/15/23	1		641
Government National Mortgage Assoc.	7.000	12/15/23	1		922
Government National Mortgage Assoc.	7.000	12/15/23	1		952
Government National Mortgage Assoc.	7.000	12/15/23	1		984
Government National Mortgage Assoc.	7.000	12/15/23	1		1,018
Government National Mortgage Assoc.	7.000	12/15/23	1		1,241
Government National Mortgage Assoc.	7.000	12/15/23	1		1,433
Government National Mortgage Assoc.	7.000	12/15/23	1		1,500
Government National Mortgage Assoc.	7.000	12/15/23	2		2,019
Government National Mortgage Assoc.	7.000	12/15/23	2		2,222
Government National Mortgage Assoc.	7.000	12/15/23	2		2,223
Government National Mortgage Assoc.	7.000	12/15/23	2		2,287
Government National Mortgage Assoc.	7.000	12/15/23	3		2,835
Government National Mortgage Assoc.	7.000	12/15/23	3		2,909
Government National Mortgage Assoc.	7.000	12/15/23	4		3,562
Government National Mortgage Assoc.	7.000	12/15/23	4		3,745
Government National Mortgage Assoc.	7.000	12/15/23	4		3,887
Government National Mortgage Assoc.	7.000	12/15/23	4		4,240
Government National Mortgage Assoc.	7.000	12/15/23	4		4,342
Government National Mortgage Assoc.	7.000	12/15/23	5		4,942
Government National Mortgage Assoc.	7.000	12/15/23	5		5,561
Government National Mortgage Assoc.	7.000	12/15/23	6		5,753
Government National Mortgage Assoc.	7.000	12/15/23	7		6,818
Government National Mortgage Assoc.	7.000	12/15/23	8		8,453
Government National Mortgage Assoc.	7.000	12/15/23	10		10,473
Government National Mortgage Assoc.	7.000	12/15/23	13		13,113
Government National Mortgage Assoc.	7.000	12/15/23	16		16,487
Government National Mortgage Assoc.	7.000	01/15/24	—	(r)	330
Government National Mortgage Assoc.	7.000	01/15/24	1		793

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	7.000%	01/15/24	1		$828
Government National Mortgage Assoc.	7.000	01/15/24	1		927
Government National Mortgage Assoc.	7.000	01/15/24	1		1,223
Government National Mortgage Assoc.	7.000	01/15/24	1		1,336
Government National Mortgage Assoc.	7.000	01/15/24	2		2,024
Government National Mortgage Assoc.	7.000	01/15/24	2		2,125
Government National Mortgage Assoc.	7.000	01/15/24	2		2,302
Government National Mortgage Assoc.	7.000	01/15/24	3		3,256
Government National Mortgage Assoc.	7.000	01/15/24	4		3,577
Government National Mortgage Assoc.	7.000	01/15/24	6		6,426
Government National Mortgage Assoc.	7.000	02/15/24	—	(r)	365
Government National Mortgage Assoc.	7.000	02/15/24	—	(r)	482
Government National Mortgage Assoc.	7.000	02/15/24	1		660
Government National Mortgage Assoc.	7.000	02/15/24	1		1,497
Government National Mortgage Assoc.	7.000	02/15/24	1		1,531
Government National Mortgage Assoc.	7.000	02/15/24	2		1,960
Government National Mortgage Assoc.	7.000	02/15/24	8		8,416
Government National Mortgage Assoc.	7.000	03/15/24	—	(r)	101
Government National Mortgage Assoc.	7.000	03/15/24	1		579
Government National Mortgage Assoc.	7.000	03/15/24	1		1,091
Government National Mortgage Assoc.	7.000	03/15/24	2		2,398
Government National Mortgage Assoc.	7.000	04/15/24	—	(r)	99
Government National Mortgage Assoc.	7.000	04/15/24	—	(r)	390
Government National Mortgage Assoc.	7.000	04/15/24	—	(r)	448
Government National Mortgage Assoc.	7.000	04/15/24	1		514
Government National Mortgage Assoc.	7.000	04/15/24	1		695
Government National Mortgage Assoc.	7.000	04/15/24	1		770
Government National Mortgage Assoc.	7.000	04/15/24	1		1,201
Government National Mortgage Assoc.	7.000	04/15/24	1		1,424
Government National Mortgage Assoc.	7.000	04/15/24	2		1,655
Government National Mortgage Assoc.	7.000	04/15/24	2		1,694
Government National Mortgage Assoc.	7.000	04/15/24	2		1,973
Government National Mortgage Assoc.	7.000	04/15/24	4		4,036
Government National Mortgage Assoc.	7.000	04/15/24	6		6,013
Government National Mortgage Assoc.	7.000	04/15/24	7		6,930
Government National Mortgage Assoc.	7.000	05/15/24	—	(r)	200
Government National Mortgage Assoc.	7.000	05/15/24	—	(r)	354
Government National Mortgage Assoc.	7.000	05/15/24	1		642
Government National Mortgage Assoc.	7.000	05/15/24	1		1,309
Government National Mortgage Assoc.	7.000	05/15/24	1		1,462
Government National Mortgage Assoc.	7.000	05/15/24	2		2,388
Government National Mortgage Assoc.	7.000	05/15/24	3		2,785
Government National Mortgage Assoc.	7.000	05/15/24	4		3,876
Government National Mortgage Assoc.	7.000	05/15/24	4		3,993
Government National Mortgage Assoc.	7.000	05/15/24	6		6,096

See Notes to Financial Statements.

PGIM Government Income Fund	23

Schedule of Investments (unaudited) (continued)

as of August 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	7.000%	05/15/24	6		$6,355
Government National Mortgage Assoc.	7.000	05/15/24	8		8,797
Government National Mortgage Assoc.	7.000	06/15/24	—	(r)	293
Government National Mortgage Assoc.	7.000	06/15/24	—	(r)	338
Government National Mortgage Assoc.	7.000	06/15/24	1		657
Government National Mortgage Assoc.	7.000	06/15/24	1		854
Government National Mortgage Assoc.	7.000	06/15/24	1		1,304
Government National Mortgage Assoc.	7.000	06/15/24	3		2,876
Government National Mortgage Assoc.	7.000	06/15/24	3		3,231
Government National Mortgage Assoc.	7.000	06/15/24	3		3,533
Government National Mortgage Assoc.	7.000	06/15/24	6		6,284
Government National Mortgage Assoc.	7.000	06/15/24	8		8,564
Government National Mortgage Assoc.	7.000	07/15/24	1		1,065
Government National Mortgage Assoc.	7.000	07/15/24	3		2,512
Government National Mortgage Assoc.	7.000	10/15/24	2		2,013
Government National Mortgage Assoc.	7.000	02/15/29	7		6,596
Government National Mortgage Assoc.	7.500	01/15/23	—	(r)	67
Government National Mortgage Assoc.	7.500	01/15/23	—	(r)	260
Government National Mortgage Assoc.	7.500	03/15/23	—	(r)	432
Government National Mortgage Assoc.	7.500	05/15/23	—	(r)	377
Government National Mortgage Assoc.	7.500	05/15/23	4		4,170
Government National Mortgage Assoc.	7.500	06/15/23	—	(r)	288
Government National Mortgage Assoc.	7.500	07/15/23	—	(r)	101
Government National Mortgage Assoc.	7.500	07/15/23	—	(r)	183
Government National Mortgage Assoc.	7.500	09/15/23	2		2,408
Government National Mortgage Assoc.	7.500	10/15/23	3		3,372
Government National Mortgage Assoc.	7.500	10/15/23	8		8,089
Government National Mortgage Assoc.	7.500	11/15/23	1		652
Government National Mortgage Assoc.	7.500	11/15/23	8		8,548
Government National Mortgage Assoc.	7.500	12/15/23	1		604
Government National Mortgage Assoc.	7.500	12/15/23	2		2,339
Government National Mortgage Assoc.	7.500	01/15/24	1		1,287
Government National Mortgage Assoc.	7.500	01/15/24	2		1,565
Government National Mortgage Assoc.	7.500	01/15/24	2		1,941
Government National Mortgage Assoc.	7.500	01/15/24	10		10,318
Government National Mortgage Assoc.	7.500	01/15/24	11		11,123
Government National Mortgage Assoc.	7.500	02/15/24	1		850
Government National Mortgage Assoc.	7.500	02/15/24	10		10,437
Government National Mortgage Assoc.	7.500	03/15/24	3		2,887
Government National Mortgage Assoc.	7.500	04/15/24	2		2,360
Government National Mortgage Assoc.	7.500	04/15/24	2		2,432
Government National Mortgage Assoc.	7.500	04/15/24	6		5,713
Government National Mortgage Assoc.	7.500	05/15/24	—	(r)	421
Government National Mortgage Assoc.	7.500	05/15/24	1		721
Government National Mortgage Assoc.	7.500	06/15/24	1		1,187

See Notes to Financial Statements.

24

Description	Interest Rate		Maturity Date		Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	7.500%		06/15/24		2		$1,711
Government National Mortgage Assoc.	7.500		06/15/24		3		3,648
Government National Mortgage Assoc.	7.500		06/15/24		5		4,953
Government National Mortgage Assoc.	7.500		07/15/24		5		4,509
Government National Mortgage Assoc.	7.500		07/15/24		11		10,571
Government National Mortgage Assoc.	8.500		04/15/25		100		111,353
Government National Mortgage Assoc.	9.500		07/20/21		—	(r)	16
Government National Mortgage Assoc.	9.500		08/20/21		3		3,108
Hashemite Kingdom of Jordan Government, USAID Bond, U.S. Gov’t. Gtd. Notes	3.000		06/30/25		2,669		2,852,688
Israel Government, USAID Bond, U.S. Gov’t. Gtd. Notes	2.744	(s)	08/15/23		470		439,094
Israel Government, USAID Bond, U.S. Gov’t. Gtd. Notes	2.923	(s)	11/15/25		1,000		892,274
Israel Government, USAID Bond, U.S. Gov’t. Gtd. Notes	2.961	(s)	05/15/26		1,000		886,129
Israel Government, USAID Bond, U.S. Gov’t. Gtd. Notes	2.997	(s)	02/15/26		800		712,205
Israel Government, USAID Bond, U.S. Gov’t. Gtd. Notes	3.040	(s)	11/15/26		800		700,580
Israel Government, USAID Bond, U.S. Gov’t. Gtd. Notes	3.141	(s)	05/15/23		600		563,176
Israel Government, USAID Bond, U.S. Gov’t. Gtd. Notes	3.329	(s)	05/15/25		1,000		902,027
Israel Government, USAID Bond, U.S. Gov’t. Gtd. Notes	5.500		09/18/33		350		500,839
Residual Funding Corp. Strips Principal, Bonds, PO	3.139	(s)	04/15/30		2,280		1,849,859
Residual Funding Corp. Strips Principal , Bonds, PO	2.862	(s)	01/15/30		1,260		1,026,717
Resolution Funding Corp. Strips Interest, Bonds	2.433	(s)	04/15/28		300		254,769
Resolution Funding Corp. Strips Interest, Bonds	2.477	(s)	01/15/29		500		416,921
Resolution Funding Corp. Strips Interest, Bonds	3.657	(s)	04/15/30		1,000		816,486
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.875		02/01/27		335		360,262
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.880		04/01/36		170		250,893
Tennessee Valley Authority, Sr. Unsec’d. Notes	6.750		11/01/25		1,300		1,690,609
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125		05/01/30		1,170		1,755,870

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $156,668,633)							161,799,716

U.S. TREASURY OBLIGATIONS 36.1%
U.S. Treasury Bonds	2.875		05/15/43		17,900		21,104,519
U.S. Treasury Bonds	3.000		05/15/45		12,115		14,683,285
U.S. Treasury Bonds	3.625		08/15/43	(k)	15,430		20,454,996
U.S. Treasury Bonds	3.750		11/15/43		18,700		25,285,176
U.S. Treasury Bonds	5.250		11/15/28		3,355		4,435,808
U.S. Treasury Inflation Indexed Bonds, TIPS	0.875		01/15/29		3,835		4,153,857
U.S. Treasury Notes	1.500		08/15/22		555		556,106
U.S. Treasury Notes	1.625		04/30/23		1,905		1,918,469
U.S. Treasury Notes	1.750		06/30/24		3,085		3,134,288
U.S. Treasury Notes	1.875		04/30/22		220		222,363
U.S. Treasury Notes	1.875		07/31/26		2,750		2,825,195
U.S. Treasury Notes	2.125		09/30/21		15,715		15,908,982
U.S. Treasury Notes	2.125		06/30/22		135		137,605

See Notes to Financial Statements.

PGIM Government Income Fund	25

Schedule of Investments (unaudited) (continued)

as of August 31, 2019

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes	2.125%		02/29/24		2,125	$2,189,912
U.S. Treasury Notes	2.250		12/31/24		3,485	3,632,432
U.S. Treasury Notes	2.375		08/15/24		12,105	12,657,291
U.S. Treasury Notes	2.625		02/15/29		4,000	4,391,719
U.S. Treasury Strips Coupon	1.881	(s)	05/15/31		1,100	902,771
U.S. Treasury Strips Coupon	1.898	(s)	08/15/29		1,100	937,170
U.S. Treasury Strips Coupon	2.100	(s)	11/15/35		2,200	1,624,534
U.S. Treasury Strips Coupon	2.184	(s)	02/15/28		695	608,210
U.S. Treasury Strips Coupon	2.241	(s)	05/15/28		345	300,477
U.S. Treasury Strips Coupon	2.264	(s)	08/15/40		2,200	1,452,217
U.S. Treasury Strips Coupon	2.280	(s)	02/15/29		305	262,618
U.S. Treasury Strips Coupon	2.384	(s)	05/15/29		710	607,286
U.S. Treasury Strips Coupon	2.404	(s)	08/15/21	(k)	3,185	3,089,957
U.S. Treasury Strips Coupon	2.418	(s)	08/15/35		25	18,572
U.S. Treasury Strips Coupon	2.499	(s)	02/15/22	(k)	1,675	1,613,071
U.S. Treasury Strips Coupon	2.581	(s)	08/15/24		2,110	1,961,646
U.S. Treasury Strips Coupon	3.143	(s)	08/15/27		920	813,604

TOTAL U.S. TREASURY OBLIGATIONS (cost $144,504,095)						151,884,136

TOTAL LONG-TERM INVESTMENTS (cost $399,393,568)						418,046,903

					Shares

SHORT-TERM INVESTMENTS 2.9%

AFFILIATED MUTUAL FUND 2.8%
PGIM Core Ultra Short Bond Fund (cost $12,042,820)(w)					12,042,820	12,042,820

OPTIONS PURCHASED*~ 0.1% (cost $72,072)						401,721

TOTAL SHORT-TERM INVESTMENTS (cost $12,114,892)						12,444,541

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN 102.2% (cost $411,508,460)						430,491,444

See Notes to Financial Statements.

26

Description	Value
OPTION WRITTEN*~ (0.0)% (premiums received $35,621)	$(1,500)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN 102.2% (cost $411,472,839)	430,489,944
Liabilities in excess of other assets(z) (2.2)%	(9,438,341)

NET ASSETS 100.0%	$421,051,603

See the Glossary for a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

Aces—Alternative Credit Enhancements Securities

CLO—Collateralized Loan Obligation

CMM—Constant Maturity Mortgage

CMS—Constant Maturity Swap

FHLMC—Federal Home Loan Mortgage Corporation

IO—Interest Only (Principal amount represents notional)

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

OTC—Over-the-counter

PO—Principal Only

Strips—Separate Trading of Registered Interest and Principal of Securities

TIPS—Treasury Inflation-Protected Securities

USAID—United States Agency for International Development

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $(46,009) and (0.0)% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at August 31, 2019.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of August 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

See Notes to Financial Statements.

PGIM Government Income Fund	27

Schedule of Investments (unaudited) (continued)

as of August 31, 2019

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Eurodollar 1-Year Mid Curve Futures	Put	09/13/19	$97.75	120	300	$750
Eurodollar 1-Year Mid Curve Futures	Put	09/13/19	$98.25	120	300	750

Total Exchange Traded (cost $51,379)						$1,500

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/21/19	0.12%	—	1,800	$3,164
2-Year 10 CMS Curve CAP	Call	Morgan Stanley & Co. International PLC	11/21/19	0.13%	—	1,200	1,888
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	2,178	26,782
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%	—	2,118	26,066
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	5,296	61,436
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	10,512	124,749
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	10,660	131,875
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	2,118	24,261

Total OTC Traded (cost $20,693)							$400,221

Total Options Purchased (cost $72,072)							$401,721

Option Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Eurodollar 1-Year Mid Curve Futures	Put	09/13/19	$98.00	240	600	$(1,500)

(premiums received $35,621)

Futures contracts outstanding at August 31, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions:
655	5 Year U.S. Treasury Notes	Dec. 2019	$78,584,647	$135,717
118	10 Year U.S. Treasury Notes	Dec. 2019	15,542,812	42,753
147	10 Year U.S. Ultra Treasury Notes	Dec. 2019	21,232,312	15,054
5	30 Year U.S. Ultra Treasury Bonds	Dec. 2019	987,188	(1,533)

				191,991

See Notes to Financial Statements.

28

Futures contracts outstanding at August 31, 2019 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Short Positions:
138	90 Day Euro Dollar	Dec. 2020	$34,065,300	$(37,305)
96	2 Year U.S. Treasury Notes	Dec. 2019	20,747,250	(9,104)
387	20 Year U.S. Treasury Bonds	Dec. 2019	63,951,750	(330,442)

				(376,851)

				$(184,860)

Forward rate agreements outstanding at August 31, 2019:

Notional Amount (000)#	Termination Date(4)	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Forward Rate Agreements^:
15,100	09/16/19	—(3)	—(3)	$(46,009)	$—	$(46,009)	Citigroup Global Markets, Inc.

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The Fund pays or receives payment based on CMM102 minus 7 year CMS minus 1.322% upon termination.
(4)	The Fund may choose to terminate the agreement at any time prior to the stated termination date.

Interest rate swap agreements outstanding at August 31, 2019:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at August 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
6,243	03/31/21	2.173%(A)	1 Day USOIS(2)(A)	$(2,294)	$82,737	$85,031
66,201	06/15/21	1.830%(S)	3 Month LIBOR(2)(Q)	—	349,388	349,388
14,910	03/29/24	1.949%(A)	1 Day USOIS(1)(A)	—	(572,275)	(572,275)
22,835	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	(7,171)	(925,199)	(918,028)
8,110	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	21,190	(459,812)	(481,002)
6,650	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	—	(483,411)	(483,411)
590	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	—	(44,868)	(44,868)
3,684	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(2,549)	(370,184)	(367,635)
1,905	07/31/25	2.802%(A)	1 Day USOIS(1)(A)	—	(193,761)	(193,761)
1,780	07/31/25	3.105%(S)	3 Month LIBOR(1)(Q)	1,404	(181,671)	(183,075)
8,016	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	501	(820,183)	(820,684)
11,445	01/08/26	2.210%(S)	3 Month LIBOR(1)(Q)	115,326	(611,698)	(727,024)
735	01/31/26	2.236%(S)	3 Month LIBOR(1)(Q)	—	(40,932)	(40,932)
4,004	01/31/26	2.269%(A)	1 Day USOIS(1)(A)	(11,527)	(303,865)	(292,338)
4,745	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	53,761	(243,924)	(297,685)
1,575	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	1,997	(90,180)	(92,177)

See Notes to Financial Statements.

PGIM Government Income Fund	29

Schedule of Investments (unaudited) (continued)

as of August 31, 2019

Interest rate swap agreements outstanding at August 31, 2019 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at August 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
795	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	$—	$(49,596)	$(49,596)
2,625	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(1,635)	(184,725)	(183,090)
525	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	(39,700)	(39,700)
14,338	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(216,192)	(1,827,293)	(1,611,101)
6,394	08/15/28	2.835%(S)	3 Month LIBOR(1)(Q)	(28,425)	(798,507)	(770,082)
145	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	(34,795)	(34,795)
1,360	08/09/49	1.508%(A)	1 Day USOIS(1)(A)	—	(74,153)	(74,153)

				$(75,614)	$(7,918,607)	$(7,842,993)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Forward Rate Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Rate Agreements	$—	$—	$—	$(46,009)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets Inc.	$—	$4,588,939

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

30

The following is a summary of the inputs used as of August 31, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$12,804,574	$—
Commercial Mortgage-Backed Securities	—	84,836,841	—
Corporate Bonds	—	6,438,652	—
Residential Mortgage-Backed Securities	—	282,984	—
U.S. Government Agency Obligations	—	161,799,716	—
U.S. Treasury Obligations	—	151,884,136	—
Affiliated Mutual Fund	12,042,820	—	—
Options Purchased	1,500	400,221	—
Option Written	(1,500)	—	—
Other Financial Instruments*
Futures Contracts	(184,860)	—	—
OTC Forward Rate Agreement	—	—	(46,009)
Centrally Cleared Interest Rate Swap Agreements	—	(7,842,993)	—

Total	$11,857,960	$410,604,131	$(46,009)

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2019 were as follows:

U.S. Government Agency Obligations	38.4%
U.S. Treasury Obligations	36.1
Commercial Mortgage-Backed Securities	20.2
Collateralized Loan Obligations	3.0
Affiliated Mutual Fund	2.8
Diversified Financial Services	1.5
Options Purchased	0.1
Residential Mortgage-Backed Securities	0.1

102.2
Option Written	(0.0)*
Liabilities in excess of other assets	(2.2)

100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

PGIM Government Income Fund	31

Schedule of Investments (unaudited) (continued)

as of August 31, 2019

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of August 31, 2019 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker—variation margin futures	$193,524	*	Due from/to broker—variation margin futures	$378,384	*
Interest rate contracts	Due from/to broker—variation margin swaps	434,419	*	Due from/to broker—variation margin swaps	8,277,412	*
Interest rate contracts	Unaffiliated investments	401,721		Options written outstanding, at value	1,500
Interest rate contracts	—	—		Unrealized depreciation on OTC forward rate agreements	46,009

		$1,029,664			$8,703,305

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended August 31, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Rate Agreements	Swaps
Interest rate contracts	$(263,119)	$102,730	$6,131,810	$(87,654)	$20,145

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

See Notes to Financial Statements.

32

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward Rate Agreements	Swaps
Interest rate contracts	$89,780	$34,121	$397,787	$25,598	$(8,378,575)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended August 31, 2019, the Fund’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)
$57,838	$440,000	$170,578,618	$82,999,496

Forward Rate Agreements(2)	Interest Rate Swap Agreements(2)
$39,166,667	$148,543,733

(1)	Cost.
(2)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists, is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/ (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Bank of America, N.A.	$318,060	$—	$318,060	$(250,000)	$68,060
Barclays Bank PLC	80,273	—	80,273	—	80,273
Citigroup Global Markets, Inc.	—	(46,009)	(46,009)	—	(46,009)
Morgan Stanley & Co. International PLC	1,888	—	1,888	—	1,888

See Notes to Financial Statements.

PGIM Government Income Fund	33

Schedule of Investments (unaudited) (continued)

as of August 31, 2019

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/ (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
	$400,221	$(46,009)	$354,212	$(250,000)	$104,212

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

34

Statement of Assets & Liabilities (unaudited)

as of August 31, 2019

Assets
Investments at value:
Unaffiliated investments (cost $399,465,640)	$418,448,624
Affiliated investments (cost $12,042,820)	12,042,820
Cash	267,959
Dividends and interest receivable	1,726,550
Receivable for Fund shares sold	1,137,014
Receivable for investments sold	532,285
Due from broker—variation margin futures	72,535
Prepaid expenses	3,608

Total Assets	434,231,395

Liabilities
Payable for investments purchased	11,035,983
Payable for Fund shares reacquired	1,486,370
Management fee payable	175,624
Due to broker—variation margin swaps	147,838
Accrued expenses and other liabilities	139,394
Distribution fee payable	66,363
Affiliated transfer agent fee payable	49,114
Unrealized depreciation on OTC forward rate agreements	46,009
Dividends payable	31,597
Options written outstanding, at value (proceeds received $35,621)	1,500

Total Liabilities	13,179,792

Net Assets	$421,051,603

Net assets were comprised of:
Common stock, at par	$428,220
Paid-in capital in excess of par	409,066,897
Total distributable earnings (loss)	11,556,486

Net assets, August 31, 2019	$421,051,603

See Notes to Financial Statements.

PGIM Government Income Fund	35

Statement of Assets & Liabilities (unaudited) (continued)

as of August 31, 2019

Class A
Net asset value and redemption price per share, ($257,095,780 ÷ 26,129,127 shares of common stock issued and outstanding)	$9.84
Maximum sales charge (3.25% of offering price)	0.33

Maximum offering price to public	$10.17

Class B
Net asset value, offering price and redemption price per share,
($449,711 ÷ 45,635 shares of common stock issued and outstanding)	$9.85

Class C
Net asset value, offering price and redemption price per share,
($7,780,061 ÷ 788,815 shares of common stock issued and outstanding)	$9.86

Class R
Net asset value, offering price and redemption price per share,
($11,865,470 ÷ 1,204,012 shares of common stock issued and outstanding)	$9.85

Class Z
Net asset value, offering price and redemption price per share,
($87,045,941 ÷ 8,864,768 shares of common stock issued and outstanding)	$9.82

Class R6
Net asset value, offering price and redemption price per share,
($56,814,640 ÷ 5,789,655 shares of common stock issued and outstanding)	$9.81

See Notes to Financial Statements.

36

Statement of Operations (unaudited)

Six Months Ended August 31, 2019

Net Investment Income (Loss)
Income
Interest income	$5,773,177
Affiliated dividend income	81,115

Total income	5,854,292

Expenses
Management fee	1,031,557
Distribution fee(a)	409,488
Transfer agent’s fees and expenses (including affiliated expense of $ 150,077)(a)	379,455
Custodian and accounting fees	79,654
Registration fees(a)	50,629
Shareholders’ reports	32,225
Audit fee	18,591
Legal fees and expenses	10,266
Directors’ fees	9,330
Miscellaneous	10,367

Total expenses	2,031,562
Less: Fee waiver and/or expense reimbursement(a)	(9,405)
Distribution fee waiver(a)	(14,590)

Net expenses	2,007,567

Net investment income (loss)	3,846,725

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	4,002,426
Futures transactions	6,131,810
Forward rate agreement transactions	(87,654)
Options written transactions	102,730
Swap agreement transactions	20,145

10,169,457

Net change in unrealized appreciation (depreciation) on:
Investments	20,604,775
Futures	397,787
Forward rate agreements	25,598
Options written	34,121
Swap agreements	(8,378,575)

12,683,706

Net gain (loss) on investment transactions	22,853,163

Net Increase (Decrease) In Net Assets Resulting From Operations	$26,699,888

See Notes to Financial Statements.

PGIM Government Income Fund	37

Statement of Operations (unaudited)

Six Months Ended August 31, 2019

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class R	Class Z	Class R6
Distribution fee	324,080	2,789	38,850	43,769	—	—
Transfer agent’s fees and expenses	319,156	3,151	6,475	10,660	39,696	317
Registration fees	9,414	7,517	8,303	8,013	8,626	8,756
Fee waiver and/or expense reimbursement	—	(9,405)	—	—	—	—
Distribution fee waiver	—	—	—	(14,590)	—	—

See Notes to Financial Statements.

38

Statements of Changes in Net Assets (unaudited)

	Six Months Ended August 31, 2019	Year Ended February 28, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,846,725	$7,179,445
Net realized gain (loss) on investment transactions	10,169,457	(1,405,614)
Net change in unrealized appreciation (depreciation) on investments	12,683,706	4,488,970

Net increase (decrease) in net assets resulting from operations	26,699,888	10,262,801

Dividends and Distributions
Distributions from distributable earnings
Class A	(2,833,729)	(5,577,617)
Class B	(3,492)	(9,739)
Class C	(51,031)	(103,619)
Class R	(109,108)	(227,122)
Class Z	(990,356)	(1,468,927)
Class R6	(739,074)	(1,218,966)

	(4,726,790)	(8,605,990)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	58,425,439	108,079,757
Net asset value of shares issued in reinvestment of dividends and distributions	4,258,952	7,465,588
Cost of shares reacquired	(65,289,915)	(144,980,376)

Net increase (decrease) in net assets from Fund share transactions	(2,605,524)	(29,435,031)

Total increase (decrease)	19,367,574	(27,778,220)

Net Assets:
Beginning of period	401,684,029	429,462,249

End of period	$421,051,603	$401,684,029

See Notes to Financial Statements.

PGIM Government Income Fund	39

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios, Inc. 14 (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company. The Company consists of two funds: PGIM Government Income Fund and PGIM Floating Rate Income Fund. These financial statements relate only to the PGIM Government Income Fund (the “Fund”).

The investment objective of the Fund is to seek high current return.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Company’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of

40

Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s

PGIM Government Income Fund	41

Notes to Financial Statements (unaudited) (continued)

most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Options: The Fund purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain

42

(loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

PGIM Government Income Fund	43

Notes to Financial Statements (unaudited) (continued)

Forward Rate Agreements: Forward rate agreements represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount on a fixed future date. The Fund entered into forward rate agreements to gain yield exposure based on anticipated market conditions at the specified termination date of the agreement.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Any upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

44

During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Company, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of August 31, 2019, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, forward rate agreements, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of

PGIM Government Income Fund	45

Notes to Financial Statements (unaudited) (continued)

the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Delayed-Delivery Transactions: The Fund purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Fund forfeits its eligibility to realize future gains (losses) with respect to the security.

Mortgage Dollar Rolls: The Fund entered into mortgage dollar rolls in which the Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Fund is subject to the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include

46

distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to declare dividends of its net investment income daily and pay such dividends monthly. Distributions of net realized capital and currency gains, if any, are declared and paid at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Fund has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Fund. The Manager administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. The Manager is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Fund. The Manager pays for the services of PGIM, Inc., the

PGIM Government Income Fund	47

Notes to Financial Statements (unaudited) (continued)

cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.50% of the Fund’s average daily net assets up to and including $1 billion, 0.45% of the Fund’s average daily net assets of the next $1 billion, 0.35% of the Fund’s average daily net assets of the next $1 billion, and 0.30% of the average daily net assets in excess of $3 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.50% for the reporting period ended August 31, 2019.

The Manager has contractually agreed, through June 30, 2020, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 2.03% of average daily net assets for Class B shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class and, in addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived/reimbursed by the Manager in accordance with this agreement may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Company, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z or Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.25%, 1% and 0.75% of the average daily net assets of the Class A, Class C and Class R shares, respectively. PIMS has contractually agreed through June 30, 2020 to limit such expenses to 0.50% of the average daily net assets of the Class R shares.

48

Pursuant to the Class B Plan, the Fund compensates PIMS for distribution related activities at an annual rate of up to 1% of the average daily net assets of the Class B shares up to $3 billion, 0.80% of the next $1 billion of such assets and 0.50% of such assets in excess of $4 billion. The effective distribution fee rate for Class B was 1% for the six months ended August 31, 2019.

For the reporting period ended August 31, 2019, PIMS received $49,703 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended August 31, 2019, PIMS received $171 and $36 in contingent deferred sales charges imposed upon redemptions by certain Class A and Class B shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the SEC, the Company’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. For the reporting period ended August 31, 2019, no 17a-7 transactions were entered into by the Fund.

PGIM Government Income Fund	49

Notes to Financial Statements (unaudited) (continued)

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended August 31, 2019, were $75,325,160 and $95,818,733, respectively.

A summary of the cost of purchases and proceeds from sales of shares of an affiliated investment for the reporting period ended August 31, 2019, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$5,030,408	$90,466,258	$83,453,846	$—	$—	$12,042,820	12,042,820	$81,115

*	The Fund did not have any capital gain distributions during the reporting period.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of August 31, 2019 were as follows:

Tax Basis	$411,895,629

Gross Unrealized Appreciation	19,187,195
Gross Unrealized Depreciation	(8,666,742)

Net Unrealized Appreciation	$10,520,453

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryfoward of approximately $8,217,000 which can be carried forward for an unlimited period. No future capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended February 28, 2019 are subject to such review.

50

6. Capital and Ownership

The Fund offers Class A, Class B, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $1 million or more of Class A shares and sell those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on sales of $1 million or more made within 12 months of purchase for purchases prior to July 15, 2019, and a CDSC of 1.00% on sales of $500,000 or more made within 12 months of purchase for purchases on or after July 15, 2019. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a monthly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class R shares are available to certain retirement plans, clearing and settlement firms. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 2.5 billion shares of common stock, $0.01 par value per share, divided into seven classes, designated Class A, Class B, Class C, Class R, Class T, Class Z and Class R6 common stock, each of which consists of 230 million, 5 million, 495 million, 500 million, 270 million, 500 million and 500 million authorized shares, respectively. The Fund currently does not have any Class T shares outstanding.

At reporting period end, four shareholders of record, each holding greater than 5% of the Fund, held 44% of the Fund’s outstanding shares.

PGIM Government Income Fund	51

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended August 31, 2019:
Shares sold	1,345,120	$12,895,783
Shares issued in reinvestment of dividends and distributions	250,359	2,402,529
Shares reacquired	(3,148,685)	(30,192,392)

Net increase (decrease) in shares outstanding before conversion	(1,553,206)	(14,894,080)
Shares issued upon conversion from other share class(es)	223,210	2,105,197
Shares reacquired upon conversion into other share class(es)	(24,165)	(229,781)

Net increase (decrease) in shares outstanding	(1,354,161)	$(13,018,664)

Year ended February 28, 2019:
Shares sold	4,108,082	$38,151,629
Shares issued in reinvestment of dividends and distributions	496,137	4,601,225
Shares reacquired	(8,211,919)	(76,161,253)

Net increase (decrease) in shares outstanding before conversion	(3,607,700)	(33,408,399)
Shares issued upon conversion from other share class(es)	58,771	544,054
Shares reacquired upon conversion into other share class(es)	(93,881)	(870,450)

Net increase (decrease) in shares outstanding	(3,642,810)	$(33,734,795)

Class B
Six months ended August 31, 2019:
Shares sold	2,390	$23,091
Shares issued in reinvestment of dividends and distributions	327	3,140
Shares reacquired	(2,526)	(24,236)

Net increase (decrease) in shares outstanding before conversion	191	1,995
Shares reacquired upon conversion into other share class(es)	(33,953)	(323,019)

Net increase (decrease) in shares outstanding	(33,762)	$(321,024)

Year ended February 28, 2019:
Shares sold	14,505	$134,683
Shares issued in reinvestment of dividends and distributions	894	8,298
Shares reacquired	(16,981)	(157,705)

Net increase (decrease) in shares outstanding before conversion	(1,582)	(14,724)
Shares reacquired upon conversion into other share class(es)	(47,283)	(438,477)

Net increase (decrease) in shares outstanding	(48,865)	$(453,201)

52

Class C	Shares	Amount
Six months ended August 31, 2019:
Shares sold	98,941	$947,525
Shares issued in reinvestment of dividends and distributions	5,217	50,124
Shares reacquired	(54,656)	(519,615)

Net increase (decrease) in shares outstanding before conversion	49,502	478,034
Shares reacquired upon conversion into other share class(es)	(188,792)	(1,782,517)

Net increase (decrease) in shares outstanding	(139,290)	$(1,304,483)

Year ended February 28, 2019:
Shares sold	267,001	$2,473,008
Shares issued in reinvestment of dividends and distributions	10,860	100,955
Shares reacquired	(306,309)	(2,839,042)

Net increase (decrease) in shares outstanding before conversion	(28,448)	(265,079)
Shares reacquired upon conversion into other share class(es)	(10,554)	(98,070)

Net increase (decrease) in shares outstanding	(39,002)	$(363,149)

Class R
Six months ended August 31, 2019:
Shares sold	94,174	$906,723
Shares issued in reinvestment of dividends and distributions	10,005	96,146
Shares reacquired	(205,840)	(1,958,895)

Net increase (decrease) in shares outstanding	(101,661)	$(956,026)

Year ended February 28, 2019:
Shares sold	316,852	$2,932,919
Shares issued in reinvestment of dividends and distributions	19,768	183,589
Shares reacquired	(505,798)	(4,697,965)

Net increase (decrease) in shares outstanding	(169,178)	$(1,581,457)

Class Z
Six months ended August 31, 2019:
Shares sold	2,856,266	$27,212,636
Shares issued in reinvestment of dividends and distributions	100,983	968,020
Shares reacquired	(1,672,444)	(15,866,355)

Net increase (decrease) in shares outstanding before conversion	1,284,805	12,314,301
Shares issued upon conversion from other share class(es)	23,752	225,299
Shares reacquired upon conversion into other share class(es)	(21)	(192)

Net increase (decrease) in shares outstanding	1,308,536	$12,539,408

Year ended February 28, 2019:
Shares sold	4,457,367	$41,328,292
Shares issued in reinvestment of dividends and distributions	146,078	1,352,572
Shares reacquired	(5,147,532)	(47,659,557)

Net increase (decrease) in shares outstanding before conversion	(544,087)	(4,978,693)
Shares issued upon conversion from other share class(es)	99,840	923,837
Shares reacquired upon conversion into other share class(es)	(12,426)	(114,881)

Net increase (decrease) in shares outstanding	(456,673)	$(4,169,737)

PGIM Government Income Fund	53

Notes to Financial Statements (unaudited) (continued)

Class R6	Shares	Amount
Six months ended August 31, 2019:
Shares sold	1,725,287	$16,439,681
Shares issued in reinvestment of dividends and distributions	77,232	738,993
Shares reacquired	(1,751,617)	(16,728,422)

Net increase (decrease) in shares outstanding before conversion	50,902	450,252
Shares issued upon conversion from other share class(es)	519	5,013

Net increase (decrease) in shares outstanding	51,421	$455,265

Year ended February 28, 2019:
Shares sold	2,498,180	$23,059,226
Shares issued in reinvestment of dividends and distributions	131,813	1,218,949
Shares reacquired	(1,458,613)	(13,464,854)

Net increase (decrease) in shares outstanding before conversion	1,171,380	10,813,321
Shares issued upon conversion from other share class(es)	5,858	53,987

Net increase (decrease) in shares outstanding	1,177,238	$10,867,308

7. Borrowings

The Company, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 4, 2018 through October 3, 2019. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate of 1.25% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent.

Subsequent to the reporting period end, the SCA has been renewed effective October 3, 2019 and will continue to provide a commitment of $900 million through October 1, 2020. The commitment fee paid by the Funds will continue to be 0.15% of the unused portion of the SCA. The interest on borrowings under the renewed SCA will be paid monthly and at a per annum interest rate of 1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager

54

to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended August 31, 2019. The average daily balance for the 4 days that the Fund had loans outstanding during the period was approximately $607,500, borrowed at a weighted average interest rate of 3.54%. The maximum loan outstanding amount during the period was $1,611,000. At August 31, 2019, the Fund did not have an outstanding loan amount.

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Bond Obligations Risk: The Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same level and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

Interest Rate Risk: The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk. The Fund may face a heightened level of interest rate risk as a result of the U.S. Federal Reserve Board’s policies. The Fund’s investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

PGIM Government Income Fund	55

Notes to Financial Statements (unaudited) (continued)

Liquidity Risk: The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Fund are difficult to purchase or sell. Liquidity risk includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Fund may incur higher transaction costs when executing trade orders of a given size. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

U.S. Government and Agency Securities Risk: U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the

56

removal and modification of certain fair value measurement disclosures under the ASU effective immediately. The Manager continues to evaluate certain other provisions of the ASU and does not expect a material impact to financial statement disclosures.

PGIM Government Income Fund	57

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended August 31, 2019		Year Ended February 28/29,
			2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.33		$9.29	$9.55	$9.72	$9.79	$9.52
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.16	0.12	0.10	0.08	0.11
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.53		0.07	(0.17)	(0.12)	0.06	0.28
Total from investment operations	0.62		0.23	(0.05)	(0.02)	0.14	0.39
Less Dividends and Distributions:
Dividends from net investment income	(0.11)		(0.19)	(0.16)	(0.11)	(0.10)	(0.12)
Distributions from net realized gains	-		-	(0.05)	(0.04)	(0.11)	-
Total dividends and distributions	(0.11)		(0.19)	(0.21)	(0.15)	(0.21)	(0.12)
Net asset value, end of period	$9.84		$9.33	$9.29	$9.55	$9.72	$9.79
Total Return(b):	6.64%		2.51%	(0.61)%	(0.24)%	1.41%	4.08%

Ratios/Supplemental Data:
Net assets, end of period (000)	$257,096		$256,351	$289,049	$328,835	$371,571	$387,663
Average net assets (000)	$257,855		$271,435	$312,816	$353,716	$373,443	$403,927
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.08%	(e)	1.06%	1.01%	1.02%	0.99%	1.01%
Expenses before waivers and/or expense reimbursement(f)	1.08%	(e)	1.06%	1.01%	1.02%	0.99%	1.06%
Net investment income (loss)	1.78%	(e)	1.70%	1.30%	1.05%	0.79%	1.15%
Portfolio turnover rate(g)(h)	65%		143%	428%	759%	778%	817%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The distributor of the Fund had contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets through March 8, 2015. Effective March 9, 2015, the contractual distribution and service (12b-1) fees were reduced from .30% to .25% of the average daily net assets.

(g)	The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

58

Class B Shares
	Six Months Ended August 31, 2019		Year Ended February 28/29,
			2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.34		$9.30	$9.56	$9.73	$9.80	$9.53
Income (loss) from investment operations:
Net investment income (loss)	(0.42)		0.07	0.05	0.03	- (b)	0.04
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.99		0.07	(0.18)	(0.13)	0.07	0.27
Total from investment operations	0.57		0.14	(0.13)	(0.10)	0.07	0.31
Less Dividends and Distributions:
Dividends from net investment income	(0.06)		(0.10)	(0.08)	(0.03)	(0.03)	(0.04)
Distributions from net realized gains	-		-	(0.05)	(0.04)	(0.11)	-
Total dividends and distributions	(0.06)		(0.10)	(0.13)	(0.07)	(0.14)	(0.04)
Net asset value, end of period	$9.85		$9.34	$9.30	$9.56	$9.73	$9.80
Total Return(c):	6.12%		1.52%	(1.40)%	(1.01)%	0.69%	3.30%

Ratios/Supplemental Data:
Net assets, end of period (000)	$450		$742	$1,193	$1,973	$3,085	$3,805
Average net assets (000)	$555		$917	$1,497	$2,802	$3,151	$4,682
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	2.03%	(f)	2.03%	1.80%	1.76%	1.74%	1.76%
Expenses before waivers and/or expense reimbursement	5.40%	(f)	3.79%	2.25%	1.76%	1.74%	1.76%
Net investment income (loss)	(8.81)%	(f)	0.71%	0.49%	0.30%	0.04%	0.40%
Portfolio turnover rate(g)(h)	65%		143%	428%	759%	778%	817%

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Government Income Fund	59

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended August 31, 2019		Year Ended February 28/29,
			2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.35		$9.31	$9.57	$9.74	$9.81	$9.54
Income (loss) from investment operations:
Net investment income (loss)	0.04		0.08	0.05	0.03	- (b)	0.04
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.53		0.07	(0.18)	(0.12)	0.07	0.27
Total from investment operations	0.57		0.15	(0.13)	(0.09)	0.07	0.31
Less Dividends and Distributions:
Dividends from net investment income	(0.06)		(0.11)	(0.08)	(0.04)	(0.03)	(0.04)
Distributions from net realized gains	-		-	(0.05)	(0.04)	(0.11)	-
Total dividends and distributions	(0.06)		(0.11)	(0.13)	(0.08)	(0.14)	(0.04)
Net asset value, end of period	$9.86		$9.35	$9.31	$9.57	$9.74	$9.81
Total Return(c):	6.15%		1.65%	(1.38)%	(1.01)%	0.69%	3.30%

Ratios/Supplemental Data:
Net assets, end of period (000)	$7,780		$8,677	$9,001	$11,126	$12,488	$10,016
Average net assets (000)	$7,728		$8,612	$10,053	$12,570	$10,548	$10,394
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.96%	(f)	1.91%	1.79%	1.77%	1.74%	1.76%
Expenses before waivers and/or expense reimbursement	1.96%	(f)	1.91%	1.79%	1.77%	1.74%	1.76%
Net investment income (loss)	0.89%	(f)	0.85%	0.51%	0.30%	0.03%	0.40%
Portfolio turnover rate(g)(h)	65%		143%	428%	759%	778%	817%

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

60

Class R Shares
	Six Months Ended August 31, 2019		Year Ended February 28/29,
			2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.34		$9.30	$9.56	$9.73	$9.80	$9.53
Income (loss) from investment operations:
Net investment income (loss)	0.07		0.13	0.10	0.08	0.05	0.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.53		0.07	(0.18)	(0.12)	0.06	0.27
Total from investment operations	0.60		0.20	(0.08)	(0.04)	0.11	0.36
Less Dividends and Distributions:
Dividends from net investment income	(0.09)		(0.16)	(0.13)	(0.09)	(0.07)	(0.09)
Distributions from net realized gains	-		-	(0.05)	(0.04)	(0.11)	-
Total dividends and distributions	(0.09)		(0.16)	(0.18)	(0.13)	(0.18)	(0.09)
Net asset value, end of period	$9.85		$9.34	$9.30	$9.56	$9.73	$9.80
Total Return(b):	6.46%		2.17%	(0.88)%	(0.49)%	1.16%	3.82%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11,865		$12,198	$13,718	$16,243	$15,242	$13,089
Average net assets (000)	$11,608		$13,211	$14,559	$16,257	$13,851	$12,178
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.40%	(e)	1.39%	1.29%	1.27%	1.24%	1.26%
Expenses before waivers and/or expense reimbursement	1.65%	(e)	1.64%	1.54%	1.52%	1.49%	1.51%
Net investment income (loss)	1.44%	(e)	1.37%	1.02%	0.81%	0.53%	0.90%
Portfolio turnover rate(f)(g)	65%		143%	428%	759%	778%	817%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Government Income Fund	61

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended August 31, 2019		Year Ended February 28/29,
			2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.31		$9.27	$9.53	$9.70	$9.77	$9.50
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.19	0.15	0.13	0.10	0.13
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.53		0.07	(0.18)	(0.13)	0.06	0.28
Total from investment operations	0.63		0.26	(0.03)	-	0.16	0.41
Less Dividends and Distributions:
Dividends from net investment income	(0.12)		(0.22)	(0.18)	(0.13)	(0.12)	(0.14)
Distributions from net realized gains	-		-	(0.05)	(0.04)	(0.11)	-
Total dividends and distributions	(0.12)		(0.22)	(0.23)	(0.17)	(0.23)	(0.14)
Net asset value, end of period	$9.82		$9.31	$9.27	$9.53	$9.70	$9.77
Total Return(b):	6.85%		2.87%	(0.36)%	0.00%	1.67%	4.34%

Ratios/Supplemental Data:
Net assets, end of period (000)	$87,046		$70,338	$74,262	$96,332	$108,544	$98,913
Average net assets (000)	$77,142		$61,528	$93,050	$106,342	$98,389	$79,893
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.70%	(e)	0.72%	0.76%	0.77%	0.74%	0.76%
Expenses before waivers and/or expense reimbursement	0.70%	(e)	0.72%	0.76%	0.77%	0.74%	0.76%
Net investment income (loss)	2.14%	(e)	2.03%	1.55%	1.31%	1.03%	1.40%
Portfolio turnover rate(f)(g)	65%		143%	428%	759%	778%	817%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

62

Class R6 Shares
	Six Months Ended August 31, 2019		Year Ended February 28,		August 9, 2016(a) through February 28, 2017
			2019	2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.30		$9.26	$9.52	$9.84
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.20	0.17	0.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.53		0.07	(0.18)	(0.32)
Total from investment operations	0.64		0.27	(0.01)	(0.24)
Less Dividends and Distributions:
Dividends from net investment income	(0.13)		(0.23)	(0.20)	(0.08)
Distributions from net realized gains	-		-	(0.05)	-
Total dividends and distributions	(0.13)		(0.23)	(0.25)	(0.08)
Net asset value, end of period	$9.81		$9.30	$9.26	$9.52
Total Return(c):	6.91%		2.98%	(0.19)%	(2.39)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$56,815		$53,380	$42,239	$33,956
Average net assets (000)	$55,492		$48,394	$38,343	$17,541
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.61%	(f)	0.61%	0.59%	0.62% (f)
Expenses before waivers and/or expense reimbursement	0.61%	(f)	0.61%	0.59%	0.62% (f)
Net investment income (loss)	2.22%	(f)	2.17%	1.75%	1.47% (f)
Portfolio turnover rate(g)(h)	65%		143%	428%	759%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Government Income Fund	63

Approval of Advisory Agreements (unaudited)

The Fund’s Board of Directors

The Board of Directors (the “Board”) of PGIM Government Income Fund (the “Fund”)1 consists of eleven individuals, nine of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”).2 The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”), on behalf of its PGIM Fixed Income unit. In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on May 30, 2019 and on June 11-13, 2019 and approved the renewal of the agreements through July 31, 2020, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and PGIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve the

[1]	PGIM Government Income Fund is a series of Prudential Investment Portfolios, Inc. 14.
[2]

Grace C. Torres was an Interested Trustee of the Fund at the time the Board considered and approved the renewal of the Fund’s advisory agreements, but has since become an Independent Trustee of the Fund.

PGIM Government Income Fund

Approval of Advisory Agreements (continued)

agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on May 30, 2019 and on June 11-13, 2019.

The Directors determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and PGIM, which, through its PGIM Fixed Income unit, serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and PGIM Fixed Income. The Board noted that PGIM Fixed Income is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance and other services to the Fund, and PGIM Investments’ role as administrator for the Fund’s liquidity risk management program. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Directors of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Fixed Income, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and PGIM Fixed Income, and also considered the qualifications, backgrounds and responsibilities of PGIM

Visit our website at pgiminvestments.com

Fixed Income’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments and PGIM Fixed Income’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments and PGIM Fixed Income. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and PGIM Fixed Income.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIM Fixed Income, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and PGIM Fixed Income under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

PGIM Government Income Fund

Approval of Advisory Agreements (continued)

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and PGIM Fixed Income

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Fixed Income and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Fixed Income included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and PGIM Fixed Income were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2018.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended February 28, 2018. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe, which was used to consider performance, and the Peer Group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental Peer Universe or Peer Group information, for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

Visit our website at pgiminvestments.com

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Fund outperformed its benchmark over the ten-year period, though it underperformed over the one-, three- and five-year periods.
•

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap which (exclusive of certain fees and expenses) limits transfer agency, shareholder servicing, sub-transfer agency and blue sky fees to the extent that such fees cause total annual operating expenses to exceed 2.03% for Class B shares through June 30, 2020.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•	The Board noted information provided by PGIM Investments indicating that the Fund’s net total expenses were less than half a basis point from the Peer Group median.
•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Government Income Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Government Income Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends (as of the third month of the Fund’s fiscal quarter for reporting periods on or after September 30, 2019) will be made publicly available 60 days after the end of each quarter at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM GOVERNMENT INCOME FUND

SHARE CLASS	A	B	C	R	Z	R6
NASDAQ	PGVAX	PBGPX	PRICX	JDRVX	PGVZX	PGIQX
CUSIP	74439V107	74439V206	74439V305	74439V503	74439V404	74439V875

MF128E2

PGIM FLOATING RATE INCOME FUND

SEMIANNUAL REPORT

AUGUST 31, 2019

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Primary objective is to maximize current income. A secondary objective is to seek capital appreciation, when consistent with the primary objective.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of August 31, 2019 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2019 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgiminvestments.com

PGIM Floating Rate Income Fund	3

This Page Intentionally Left Blank

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Floating Rate Income Fund informative and useful. The report covers performance for the six-month period ended August 31, 2019.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Floating Rate Income Fund

October 15, 2019

PGIM Floating Rate Income Fund	5

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 8/31/19 (without sales charges)	Average Annual Total Returns as of 8/31/19 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)
Class A	1.10	–0.21	2.87	3.55 (3/30/11)
Class C	0.72	0.36	2.55	3.05 (3/30/11)
Class Z	1.23	2.34	3.61	4.10 (3/30/11)
Class R6	1.25	2.39	N/A	3.71 (4/27/15)
Credit Suisse Leveraged Loan Index
	1.96	3.38	3.92	—
Lipper Loan Participation Funds Average
	1.42	2.29	2.94	—

Source: PGIM Investments LLC, Lipper Inc., and Credit Suisse

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6
Maximum initial sales charge	For purchases prior to July 15, 2019: 3.25% of the public offering price. For purchases on/after July 15, 2019: 2.25% of the public offering price.	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)

For purchases prior to July 15, 2019: 1.00% on sales of $1 million or more made within 12 months of purchase.

For purchases on/after July 15, 2019: 1.00% on sales of $500,000 or more made within 12 months of purchase.

		1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

Benchmark Definitions

Credit Suisse Leveraged Loan Index—The Credit Suisse Leveraged Loan Index (the Index) is an unmanaged index that represents the investable universe of the dollar-denominated leveraged loan market. The average annual total returns for the Index measured from the month-end closest to the inception date of the Fund’s Class A, Class C, and Class Z shares are 4.41% and 4.04% for Class R6 shares.

Lipper Loan Participation Funds Average—The Lipper Loan Participation Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Loan Participation Funds universe for the periods noted. Funds in the Lipper Average invest primarily in participation interests in collateralized senior corporate loans that have floating or variable rates. The average annual total returns for the Lipper Average measured from the month-end closest to the inception date of the Fund’s Class A, Class C, and Class Z shares are 3.42% and 3.09% for Class R6 shares.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

PGIM Floating Rate Income Fund	7

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 8/31/19 (%)
AA	3.1
BBB	0.8
BB	35.2
B	53.8
CCC	5.0
Not Rated	0.6
Cash/Cash Equivalents	1.5
Total Investments	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Distributions and Yields as of 8/31/19
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.27	5.33	5.20
Class C	0.23	4.70	4.53
Class Z	0.28	5.71	5.53
Class R6	0.28	5.76	5.62

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended August 31, 2019. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Floating Rate Income Fund	9

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Floating Rate Income Fund		Beginning Account Value March 1, 2019	Ending Account Value August 31, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,011.00	0.97%	$4.90
	Hypothetical	$1,000.00	$1,020.26	0.97%	$4.93
Class C	Actual	$1,000.00	$1,007.20	1.72%	$8.68
	Hypothetical	$1,000.00	$1,016.49	1.72%	$8.72
Class Z	Actual	$1,000.00	$1,012.30	0.72%	$3.64
	Hypothetical	$1,000.00	$1,021.52	0.72%	$3.66
Class R6	Actual	$1,000.00	$1,012.50	0.67%	$3.39
	Hypothetical	$1,000.00	$1,021.77	0.67%	$3.40

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2019, and divided by the 366 days in the Fund’s fiscal year ending February 29, 2020 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of August 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 98.3%

ASSET-BACKED SECURITIES 3.1%

Collateralized Loan Obligations
Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-01A, Class BR, 144A, 3 Month LIBOR + 1.950%	4.228	%(c)	10/20/31	1,700	$1,700,053
Trimaran Cavu Ltd. (Cayman Islands), Series 2019-01A, Class B, 144A, 3 Month LIBOR + 2.200%	4.667	(c)	07/20/32	10,000	9,995,848
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-04A, Class BR, 144A, 3 Month LIBOR + 1.950%	4.250	(c)	10/18/31	4,000	4,010,912
Series 2019-10A, Class B, 144A, 3 Month LIBOR + 2.100%	4.403	(c)	04/15/32	3,000	3,002,008
Zais CLO Ltd. (Cayman Islands), Series 2015-03A, Class A2R, 144A, 3 Month LIBOR + 2.190%	4.493	(c)	07/15/31	3,000	2,944,142

TOTAL ASSET-BACKED SECURITIES (cost $21,700,000)					21,652,963

BANK LOANS 86.7%

Advertising 0.6%
Acosta, Inc., Tranche B-1 Loan, 1 Month LIBOR + 3.250%	5.362	(c)	09/26/21	716	249,283
Advantage Sales & Marketing, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 3.250%	5.580	(c)	07/23/21	1,901	1,757,619
Incremental Term B-2 Loan, 3 Month LIBOR + 3.250%	5.580	(c)	07/23/21	419	386,989
Term Loan (Second Lien), 3 Month LIBOR + 6.500%	8.830	(c)	07/25/22	750	632,500
Clear Channel Outdoor Holdings, Inc., Term Loan	—	(p)	08/09/26	1,275	1,273,406

					4,299,797

Aerospace & Defense 1.2%
Transdigm, Inc.,
2018 New Tranche E Term Loans, 3 Month LIBOR + 2.500%	4.830	(c)	05/30/25	1,367	1,353,612

See Notes to Financial Statements.

PGIM Floating Rate Income Fund	11

Schedule of Investments (unaudited) (continued)

as of August 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Aerospace & Defense (cont’d.)
Transdigm, Inc., (cont’d.)
2018 New Tranche F Term Loan, 3 Month LIBOR + 2.500%	4.830	%(c)	06/09/23	499	$494,997
New Tranche G Term Loans, 3 Month LIBOR + 2.500%	4.830	(c)	08/22/24	6,878	6,804,055

					8,652,664

Apparel 0.5%
Calceus Acquisition, Inc., Term Loan, 1 Month LIBOR + 5.500%	7.612	(c)	02/12/25	2,518	2,503,961
Kontoor Brands, Inc., Term Loan B, 3 Month LIBOR + 4.250%^	6.801	(c)	05/15/26	875	881,562

					3,385,523

Auto Manufacturers 0.6%
Navistar, Inc., Tranche B Term Loan, 1 Month LIBOR + 3.500%	5.700	(c)	11/06/24	3,610	3,592,161
UOS LLC, Initial Term Loan, 3 Month LIBOR + 5.500%^	7.830	(c)	04/18/23	647	651,747

					4,243,908

Auto Parts & Equipment 2.5%
Adient US LLC, Initial Term Loan, 3 Month LIBOR + 4.250%	6.674	(c)	05/06/24	2,075	2,006,266
American Axle & Manufacturing, Inc., Tranche B Term Loan, 1 - 3 Month LIBOR + 2.250%	4.498	(c)	04/06/24	2,869	2,807,769
Cooper-Standard Automotive, Inc., Additional Term B-1 Loan, 1 Month LIBOR + 2.000%	4.112	(c)	11/02/23	3,045	2,895,345
Innovative Xcessories & Services LLC, Term Loan, 1 Month LIBOR + 4.750%^	6.870	(c)	11/29/22	1,428	1,413,655
K & N Parent, Inc., Initial Term Loan, 1 Month LIBOR + 4.750%	6.862	(c)	10/20/23	1,642	1,535,412
Panther BF Aggregator, LP, First Lien Initial Dollar Term Loan, 1 Month LIBOR + 3.500%	5.612	(c)	04/30/26	2,450	2,404,062
Superior Industries International, Inc., Replacement Term Loan, 1 Month LIBOR + 4.000%^	6.112	(c)	05/22/24	1,175	1,121,951
Truck Hero, Inc., Term Loan, 1 Month LIBOR + 3.750%	5.862	(c)	04/22/24	3,570	3,266,411

					17,450,871

See Notes to Financial Statements.

12

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Beverages 0.2%
Sunshine Investments BV (Netherlands), Facility B-3 Loan, 3 Month LIBOR + 3.250%^	5.408	%(c)	03/28/25	1,534	$1,534,500

Building Materials 1.4%
Airxcel, Inc., Second Lien Initial Term Loan, 1 Month LIBOR + 8.750%	10.862	(c)	04/27/26	225	203,625
CHI Overhead Doors, Inc., Initial Term Loan, 1 Month LIBOR + 3.250%	5.362	(c)	07/29/22	1,723	1,720,969
DiversiTech Holdings, Inc., Tranche B-1 Term Loan, 3 Month LIBOR + 3.000%^	5.330	(c)	06/03/24	1,748	1,695,848
Ply Gem Midco, Inc., Initial Term Loan, 1 Month LIBOR + 3.750%	5.951	(c)	04/14/25	3,511	3,405,437
Quikrete Holdings, Inc., Initial Loan (First Lien), 1 Month LIBOR + 2.750%	4.862	(c)	11/15/23	2,779	2,747,770

					9,773,649

Chemicals 4.0%
Albaugh LLC, 2017 Refinancing Term Loan, 1 Month LIBOR + 3.500%	5.612	(c)	12/23/24	1,802	1,719,206
Ascend Performance Materials Operations LLC, Term Loan^	—	(p)	08/16/26	900	900,000
Colouroz Midco - Colouroz Investment 2 LLC, Second Lien Initial Term B-2 Loan, 3 Month LIBOR + 7.250%	9.533	(c)	09/05/22	118	86,996
Cyanco Intermediate 2 Corp., First Lien Initial Term Loan, 1 Month LIBOR + 3.500%	5.612	(c)	03/16/25	1,647	1,639,853
Hexion, Inc., Senior Secured Term B Loan, 3 Month LIBOR + 3.500%^	5.820	(c)	07/01/26	2,600	2,593,500
Oxea Corp., Tranche B-2 Term Loan, 1 Month LIBOR + 3.500%	5.750	(c)	10/14/24	3,333	3,312,284
Perstorp Holding AB (Sweden), Facility B Loan, 3 Month LIBOR + 4.750%^	6.882	(c)	02/26/26	1,646	1,563,581
Plaskolite PPC Intermediate II LLC, Initial Term Loan (First Lien), 1 Month LIBOR + 4.250%	6.432	(c)	12/15/25	2,140	2,054,877
Solenis International LP,
First Lien Initial Dollar Term Loan, 1 Month LIBOR + 4.000%^	6.112	(c)	06/26/25	3,908	3,790,424

See Notes to Financial Statements.

PGIM Floating Rate Income Fund	13

Schedule of Investments (unaudited) (continued)

as of August 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Chemicals (cont’d.)
Solenis International LP, (cont’d.)
Second Lien Initial Term Loan, 3 Month LIBOR + 8.500%^	10.624	%(c)	06/26/26	1,635	$1,577,775
Starfruit Finco BV (Netherlands), Initial Dollar Term Loan, 1 Month LIBOR + 3.250%	5.463	(c)	10/01/25	5,062	4,877,224
Tronox Finance LLC, First Lien Initial Dollar Term Loan, 1 - 3 Month LIBOR + 2.850%	5.150	(c)	09/23/24	2,028	2,011,538
Venator Materials LLC, Initial Term Loan, 1 Month LIBOR + 3.000%	5.112	(c)	08/08/24	2,250	2,199,109

					28,326,367

Coal 0.2%
CNX Resources Corp., Term Loan B, 1 Month LIBOR + 4.500%^	6.620	(c)	09/27/24	981	976,385
Murray Energy Corp., Superpriority Term B-2 Loan, 1 Month LIBOR + 7.250%	9.362	(c)	10/17/22	790	390,481

					1,366,866

Commercial Services 5.6%
Adtalem Global Education, Inc., Term B Loan, 1 Month LIBOR + 3.000%	5.112	(c)	04/09/25	1,807	1,806,750
AlixPartners LLP, 2017 Refinancing Term Loan, 1 Month LIBOR + 2.750%	4.862	(c)	04/04/24	2,392	2,393,195
Allied Universal Holdco LLC, Initial Term Loan, 3 Month LIBOR + 4.250%	6.507	(c)	07/10/26	1,592	1,589,357
Barbri, Inc., First Lien Initial Term Loan, 6 Month LIBOR + 4.250%^	6.463	(c)	12/01/23	691	677,392
EAB Global, Inc., First Lien Term Loan, 2 - 3 Month LIBOR + 3.750%^	6.217	(c)	11/17/24	3,062	3,023,595
Financial & Risk US Holdings, Inc., Initial Dollar Term Loan, 1 Month LIBOR + 3.750%	5.862	(c)	10/01/25	7,067	7,096,018
Inmar, Inc., Initial Term Loan (First Lien), 3 Month LIBOR + 4.000%	6.330	(c)	05/01/24	998	941,765
IRI Holdings, Inc., First Lien Initial Term Loan, 1 - 3 Month LIBOR + 4.500%^	6.618	(c)	12/01/25	2,836	2,679,784

See Notes to Financial Statements.

14

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Commercial Services (cont’d.)
Kingpin Intermediate Holdings LLC, 2018 Refinancing Term Loan, 1 Month LIBOR + 3.500%	5.610	%(c)	07/03/24	2,736	$2,729,234
Legalzoom.com, Inc., 2018 Term Loan, 1 Month LIBOR + 4.500%	6.612	(c)	11/21/24	864	866,162
Packers Holdings LLC, Initial Term Loan, 1 - 2 Month LIBOR + 3.000%	5.318	(c)	12/04/24	2,005	1,978,354
PSC Industrial Holdings Corp., Term Loan (First Lien), 1 Month LIBOR + 3.750%	5.945	(c)	10/11/24	2,046	2,033,554
St. George’s University Scholastic Services LLC (Canada), Term Loan, 1 Month LIBOR + 3.500%^	5.620	(c)	07/17/25	4,108	4,113,384
Syniverse Holdings, Inc., Tranche C Term Loan, 1 Month LIBOR + 5.000%	7.195	(c)	03/09/23	3,632	3,382,445
Team Health Holdings, Inc., Initial Term Loan, 1 Month LIBOR + 2.750%	4.862	(c)	02/06/24	1,447	1,172,170
Trugreen, LP, 2019 Term Loan B, 1 Month LIBOR + 3.750%^	5.862	(c)	03/19/26	1,172	1,176,458
Tweddle Group, Inc., Effective Date Term Loan, 1 Month LIBOR + 4.500%^	6.645	(c)	09/17/23	327	261,588
VT Topco, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 3.750%	6.080	(c)	08/01/25	1,664	1,658,568

					39,579,773

Computers 4.0%
ConvergeOne Holdings Corp., First Lien Initial Term Loan, 1 Month LIBOR + 5.000%	7.112	(c)	01/05/26	1,496	1,341,638
DynCorp International, Inc., First Lien Term Loan B, 3 Month LIBOR + 6.000%^	8.197	(c)	08/15/25	1,800	1,746,000
Genuine Financial Holdings LLC, First Lien Initial Term Loan, 1 Month LIBOR + 3.750%	5.862	(c)	07/11/25	1,765	1,714,065
McAfee LLC,
Second Lien Initial Loan, 1 Month LIBOR + 8.500%	10.616	(c)	09/29/25	2,648	2,671,999
Term B USD Loan, 1 Month LIBOR + 3.750%	5.866	(c)	09/30/24	5,692	5,693,273
NCR Corp.,
Term Loan	—	(p)	08/08/26	700	697,083
Term Loan	—	(p)	08/08/26	800	796,666
Neustar, Inc.,
First Lien Term Loan B-4, 1 Month LIBOR + 3.500%	5.612	(c)	08/08/24	2,288	2,213,888
Second Lien Initial Term Loan, 1 Month LIBOR + 8.000%	10.112	(c)	08/08/25	550	516,857

See Notes to Financial Statements.

PGIM Floating Rate Income Fund	15

Schedule of Investments (unaudited) (continued)

as of August 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Computers (cont’d.)
Peak 10 Holding Corp., Initial Term Loan (First Lien), 3 Month LIBOR + 3.500%	5.830	%(c)	08/01/24	4,366	$3,736,751
Procera Networks, Inc. (Canada), Initial Term Loan (First Lien), 1 Month LIBOR + 4.500%	6.612	(c)	10/31/25	1,841	1,826,944
SonicWall US Holdings, Inc., First Lien Term Loan, 3 Month LIBOR + 3.500%^	5.636	(c)	05/17/25	1,960	1,842,576
VeriFone Systems, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 4.000%	6.136	(c)	08/20/25	3,881	3,701,004

					28,498,744

Cosmetics/Personal Care 0.2%
Revlon Consumer Products Corp., Initial Term B Loan, 1 - 3 Month LIBOR + 3.500%	5.620	(c)	09/07/23	1,922	1,513,981

Distribution/Wholesale 0.4%
American Tire Distributors, Inc., Initial Term Loan, 3 Month LIBOR + 7.500%^	9.624	(c)	09/02/24	577	518,962
Fleetpride, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 4.500%	6.830	(c)	02/04/26	698	685,158
Owens & Minor, Inc., Term B Loan, 1 Month LIBOR + 4.500%	6.730	(c)	05/02/25	1,980	1,678,050

					2,882,170

Diversified Financial Services 2.0%
Capital Automotive, LP, Initial Tranche B Term Loan (Second Lien), 1 Month LIBOR + 6.000%^	8.120	(c)	03/24/25	593	593,417
GreenSky Holdings LLC, Tranche B-1 Term Loan, 1 Month LIBOR + 3.250%^	5.375	(c)	03/31/25	1,250	1,231,250
Hudson River Trading LLC, Term Loan, 3 Month LIBOR + 3.500%	5.830	(c)	04/03/25	2,988	2,986,666
LiquidNet Holdings, Inc., Term Loan, 1 Month LIBOR + 3.250%^	5.362	(c)	07/15/24	1,879	1,869,430
Ocwen Loan Servicing LLC, Restatement Effective Date Term Loan, 1 Month LIBOR + 5.000%	7.112	(c)	12/07/20	1,132	1,118,168

See Notes to Financial Statements.

16

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Diversified Financial Services (cont’d.)
Stepstone Group, LP, Initial Term Loan, 1 Month LIBOR + 4.000%^	6.112	%(c)	03/27/25	1,336	$1,335,606
VFH Parent LLC, Initial Term Loan, 3 Month LIBOR + 3.500%	6.044	(c)	03/01/26	5,172	5,178,131

					14,312,668

Electric 0.5%
Calpine Corp., Term Loan (04/19), 3 Month LIBOR + 2.750%	5.080	(c)	04/05/26	2,000	1,996,250
Heritage Power LLC, Term Loan B, 3 Month LIBOR + 6.000%^	8.205	(c)	07/30/26	1,250	1,218,750
Lonestar II Generation Holdings LLC,
Initial Term B Loan, 1 Month LIBOR + 5.000%^	7.112	(c)	04/20/26	491	489,844
Initial Term C Loan, 1 Month LIBOR + 5.000%^	7.112	(c)	04/20/26	59	58,781

					3,763,625

Electrical Components & Equipment 0.5%
Energizer Holdings, Inc., Term B Loan, 1 Month LIBOR + 2.250%	4.500	(c)	12/17/25	1,302	1,297,744
Pelican Products, Inc., Term Loan (First Lien), 1 Month LIBOR + 3.500%^	5.701	(c)	05/01/25	2,398	2,308,422

					3,606,166

Electronics 0.7%
Celestica, Inc. (Canada),
Incremental Term B-2 Loan, 1 Month LIBOR + 2.500%	4.645	(c)	06/27/25	896	878,709
Term B Loan, 1 Month LIBOR + 2.125%	4.270	(c)	06/27/25	2,747	2,664,833
II-VI, Inc., Term Loan	—	(p)	05/08/26	1,700	1,690,791

					5,234,333

Engineering & Construction 1.7%
Brand Energy & Infrastructure Services, Inc., Initial Term Loan, 2 - 3 Month LIBOR + 4.250%	6.530	(c)	06/21/24	3,755	3,565,731
DG Investment Intermediate Holdings 2, Inc., Second Lien Initial Term Loan, 1 Month LIBOR + 6.750%^	8.862	(c)	02/02/26	500	480,000

See Notes to Financial Statements.

PGIM Floating Rate Income Fund	17

Schedule of Investments (unaudited) (continued)

as of August 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Engineering & Construction (cont’d.)
Dynasty Acquisition Co., Inc.,
Initial Term B-1 Loan, 3 Month LIBOR + 4.000%	6.330	%(c)	04/06/26	1,821	$1,820,979
Initial Term B-2 Loan, 3 Month LIBOR + 4.000%	6.330	(c)	04/06/26	979	979,021
PowerTeam Services LLC, Initial Term Loan (First Lien), 3 Month LIBOR + 3.250%	5.580	(c)	03/06/25	3,174	2,856,418
TRC Co., Inc., Refinancing Term Loan, 1 Month LIBOR + 3.500%	5.612	(c)	06/21/24	2,351	2,333,605

					12,035,754

Entertainment 0.0%
Deluxe Entertainment Services Group, Inc., Initial Term Loan, 3 Month LIBOR + 5.500%	7.756	(c)	02/28/20	1,181	176,427

Environmental Control 0.4%
GFL Environmental, Inc. (Canada), 2018 Incremental Term Loan, 1 Month LIBOR + 3.000%	5.112	(c)	05/30/25	1,454	1,439,239
Robertshaw US Holding Corp., First Lien Initial Term Loan, 1 Month LIBOR + 3.250%^	5.375	(c)	02/28/25	1,611	1,490,117

					2,929,356

Foods 2.5%
Albertson’s LLC, 2019-1 Term B-7 Loan, 1 Month LIBOR + 2.750%	4.862	(c)	11/17/25	986	989,029
Chefs’ Warehouse, Inc., Term Loan, 1 Month LIBOR + 3.500%^	5.610	(c)	06/22/22	1,681	1,681,210
CSM Bakery Solutions LLC,
First Lien Term Loan, 3 Month LIBOR + 4.000%	6.290	(c)	07/03/20	2,811	2,673,114
Term Loan (Second Lien), 3 Month LIBOR + 7.750%	10.040	(c)	07/05/21	900	841,500
H-Food Holdings LLC, Initial Term Loan, 1 Month LIBOR + 3.688%^	5.800	(c)	05/23/25	2,227	2,155,106
Milk Specialties Co., New Term Loan, 1 Month LIBOR + 4.000%	6.112	(c)	08/16/23	3,732	3,626,634
Shearer’s Foods LLC, First Lien Term Loan, 1 Month LIBOR + 4.250%/PRIME + 2.938%	6.362	(c)	06/30/21	2,462	2,451,768

See Notes to Financial Statements.

18

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Foods (cont’d.)
United Natural Foods, Inc., Initial Term Loan, 1 Month LIBOR + 4.250%	6.362	%(c)	10/22/25	2,836	$2,289,868
US Foods, Inc., Term Loan	—	(p)	08/15/26	1,275	1,275,797

					17,984,026

Forest Products & Paper 0.1%
Clearwater Paper Corp., Initial Term Loan, 1 Month LIBOR + 3.250%^	5.438	(c)	07/26/26	1,050	1,050,000

Healthcare-Products 1.0%
CPI Holdco LLC, Closing Date Term Loan (First Lien), 3 Month LIBOR + 3.500%	5.535	(c)	03/21/24	2,402	2,395,734
Mallinckrodt International Finance SA, 2017 Term B Loan, 3 Month LIBOR + 2.750%	5.080	(c)	09/24/24	2,816	2,111,988
Ortho-Clinical Diagnostics, Inc. (Luxembourg), Refinancing Term Loan, 3 Month LIBOR + 3.250%	5.563	(c)	06/30/25	1,427	1,343,954
Sotera Health Holdings LLC, Incremental Term Loan, 1 Month LIBOR + 3.500%	5.744	(c)	05/16/22	550	544,042
Sterigenics-Nordion Holdings LLC, Incremental Term Loan, 1 Month LIBOR + 3.000%	5.112	(c)	05/15/22	727	713,389

					7,109,107

Healthcare-Services 7.4%
Accelerated Health Systems LLC, Initial Term Loan, 1 Month LIBOR + 3.500%^	5.713	(c)	10/31/25	1,667	1,660,375
Air Medical Group Holdings, Inc.,
2017-2 New Term Loan, 1 Month LIBOR + 4.250%	6.362	(c)	03/14/25	1,604	1,505,088
2018 Term Loan, 1 Month LIBOR + 3.250%	5.432	(c)	04/28/22	2,333	2,189,840
Air Methods Corp., Initial Term Loan, 3 Month LIBOR + 3.500%	5.830	(c)	04/22/24	2,712	2,235,295
Alliance Healthcare Services, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 4.500%^	6.612	(c)	10/24/23	2,804	2,621,762
Second Lien Initial Term Loan, 1 Month LIBOR + 10.000%^	12.112	(c)	04/24/24	825	759,000
ATI Holdings Acquisition, Inc., Initial Term Loan (First Lien), 1 Month LIBOR + 3.500%	5.645	(c)	05/10/23	3,787	3,678,246

See Notes to Financial Statements.

PGIM Floating Rate Income Fund	19

Schedule of Investments (unaudited) (continued)

as of August 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Healthcare-Services (cont’d.)
BW NHHC Holdco, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 5.000%^	7.145	%(c)	05/15/25	1,982	$1,744,046
DaVita, Inc., Tranche B Term Loan, 3 Month LIBOR + 2.250%	4.431	(c)	08/12/26	2,025	2,023,915
DentalCorp Perfect Smile ULC (Canada), Initial Term Loan, 1 Month LIBOR + 3.750%	5.862	(c)	06/06/25	2,804	2,755,035
Envision Healthcare Corp., Initial Term Loan, 1 Month LIBOR + 3.750%	5.862	(c)	10/10/25	3,284	2,533,220
Explorer Holdings, Inc., Initial Term Loan, 3 Month LIBOR + 3.750%	6.080	(c)	05/02/23	2,567	2,559,957
Gentiva Health Services, Inc., First Lien Closing Date Initial Term Loan, 1 Month LIBOR + 3.750%	5.875	(c)	07/02/25	4,643	4,640,223
Heartland Dental LLC, Initial Term Loan, 1 Month LIBOR + 3.750%	5.862	(c)	04/30/25	894	864,734
LifePoint Health, Inc., First Lien Term B Loan, 1 Month LIBOR + 4.500%	6.645	(c)	11/16/25	4,876	4,830,171
Medical Solutions Holdings, Inc., Closing Date Term Loan (First Lien), 1 Month LIBOR + 3.750%	5.862	(c)	06/14/24	1,132	1,129,338
Midwest Physician Administrative Services LLC, Repricing Term Loan (First Lien), 1 Month LIBOR + 2.750%	4.862	(c)	08/15/24	733	711,151
MPH Acquisition Holdings LLC, Initial Term Loan, 3 Month LIBOR + 2.750%	5.080	(c)	06/07/23	4,106	3,813,723
Radnet Management, Inc., Term B-1 Loan (First Lien), 3 Month LIBOR + 3.500%/PRIME + 2.500%	5.858	(c)	07/03/23	863	856,031
Select Medical Corp., Tranche B Term Loan, 3 Month LIBOR + 2.500%	4.850	(c)	03/06/25	2,514	2,503,370
Sound Inpatient Physicians, Inc., Second Lien Initial Loan, 1 Month LIBOR + 6.750%	8.862	(c)	06/26/26	500	496,250
Surgery Center Holdings, Inc., Initial Term Loan, 1 Month LIBOR + 3.250%	5.370	(c)	09/02/24	3,872	3,693,067
US Anesthesia Partners, Inc., Initial Term Loan (First Lien), 1 Month LIBOR + 3.000%	5.112	(c)	06/24/24	1,621	1,555,018
US Renal Care, Inc., First Lien Term Loan B, 1 Month LIBOR + 5.000%	7.112	(c)	06/26/26	1,000	954,000

					52,312,855

See Notes to Financial Statements.

20

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Holding Companies-Diversified 0.8%
Belfor Holdings, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 4.000%^	6.112	%(c)	04/03/26	1,500	$1,509,375
Ozark Holdings LLC, Initial Term Loan, 1 Month LIBOR + 3.250%^	5.362	(c)	07/03/23	1,218	1,202,936
Travelport Finance (Luxembourg), First Lien Initial Term Loan, 3 Month LIBOR + 5.000%	7.541	(c)	05/29/26	3,375	3,106,688

					5,818,999

Home Builders 0.1%
Thor Industries, Inc., Initial USD Term Loan, 1 Month LIBOR + 3.750%/PRIME + 2.750%	6.016	(c)	02/02/26	606	586,899

Home Furnishings 0.5%
Global Appliance, Inc., Tranche B Term Loan, 1 Month LIBOR + 4.000%	6.120	(c)	09/29/24	3,538	3,515,547

Household Products/Wares 0.4%
Diamond BV, Initial USD Term Loan, 2-3 Month LIBOR + 3.000%	5.257	(c)	09/06/24	3,379	3,083,169

Housewares 0.1%
Lifetime Brands, Inc., Tranche B Term Loan, 1 Month LIBOR + 3.500%	5.612	(c)	02/28/25	815	792,284

Insurance 0.4%
Asurion LLC, Second Lien Replacement B-2 Term Loan, 1 Month LIBOR + 6.500%	8.612	(c)	08/04/25	1,325	1,341,976
FHC Health Systems, Inc., Initial Term Loan, 1 Month LIBOR + 4.000%	6.112	(c)	12/23/21	1,597	1,597,801

					2,939,777

Investment Companies 0.5%
EIG Management Co. LLC, Initial Term Loan, 1 Month LIBOR + 3.750%^	5.866	(c)	02/24/25	716	717,727

See Notes to Financial Statements.

PGIM Floating Rate Income Fund	21

Schedule of Investments (unaudited) (continued)

as of August 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Investment Companies (cont’d.)
Masergy Holdings, Inc., 2017 Replacement Term Loan (First Lien), 3 Month LIBOR + 3.250%	5.580	%(c)	12/15/23	1,511	$1,484,803
Road Infrastructure Investment Holdings, Inc., Term Loan (First Lien), 1 Month LIBOR + 3.500%	5.612	(c)	06/13/23	1,505	1,348,044

					3,550,574

Iron/Steel 0.1%
Helix Acquisition Holdings, Inc., Term Loan	—	(p)	09/29/24	500	485,000

Leisure Time 0.7%
ClubCorp Holdings, Inc., Term B Loan (First Lien), 3 Month LIBOR + 2.750%	5.080	(c)	09/18/24	2,680	2,396,192
Recess Holdings, Inc., Initial Term Loan (First Lien), 3 Month LIBOR + 3.750%^	6.080	(c)	09/30/24	2,379	2,324,984

					4,721,176

Lodging 0.3%
Caesars Resort Collection LLC, Term B Loan, 1 Month LIBOR + 2.750%	4.862	(c)	12/23/24	2,423	2,384,497

Machinery-Construction & Mining 1.3%
North American Lifting Holdings, Inc.,
Initial Term Loan (First Lien), 3 Month LIBOR + 4.500%	6.830	(c)	11/27/20	9,077	8,477,295
Loan (Second Lien), 3 Month LIBOR + 9.000%	11.330	(c)	11/26/21	900	649,500

					9,126,795

Machinery-Diversified 2.5%
CD&R Hydra Buyer, Inc.,
Initial Term Loan, 1 Month LIBOR + 4.250%	6.362	(c)	12/11/24	1,875	1,851,035
Second Lien Initial Term Loan, 1 Month LIBOR + 8.000%^	10.112	(c)	04/30/26	300	282,000
Douglas Dynamics LLC, 2017 Replacement Term Loan B, 1 Month LIBOR + 3.000%^	5.120	(c)	12/31/21	1,231	1,224,796
DXP Enterprises, Inc., Initial Term Loan, 1 Month LIBOR + 4.750%	6.862	(c)	08/29/23	712	713,203

See Notes to Financial Statements.

22

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Machinery-Diversified (cont’d.)
Engineered Machinery Holdings, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 3.250%	5.580	%(c)	07/19/24	3,890	$3,743,760
Hyster Yale Group, Inc., Term Loan, 1 Month LIBOR + 3.250%	5.362	(c)	05/30/23	850	834,675
New VAC US LLC (Germany), Term B Loan, 3 Month LIBOR + 4.000%^	6.330	(c)	03/08/25	1,629	1,613,081
Pro Mach Group, Inc., Initial Term Loan (First Lien), 1 Month LIBOR + 2.750%	4.932	(c)	03/07/25	4,783	4,590,596
Thermon Holding Corp., Term B Loan, 1 Month LIBOR + 3.750%^	5.980	(c)	10/30/24	1,047	1,036,307
Titan Acquisition Ltd. (Canada), Initial Term Loan, 1 Month LIBOR + 3.000%	5.112	(c)	03/28/25	1,971	1,886,486

					17,775,939

Media 4.6%
Beasley Mezzanine Holdings LLC, Initial Term Loan, 1 Month LIBOR + 4.000%	6.172	(c)	11/01/23	1,992	1,979,569
CBS Radio, Inc., Term Loan B-1, 1 Month LIBOR + 2.750%	4.890	(c)	11/18/24	1,638	1,634,874
CSC Holdings LLC,
2017 Refinancing Term Loan, 1 Month LIBOR + 2.250%	4.445	(c)	07/17/25	987	979,968
February 2019 Incremental Term Loan, 1 Month LIBOR + 3.000%	5.195	(c)	04/15/27	848	850,701
October 2018 Incremental Term Loan, 1 Month LIBOR + 2.250%	4.445	(c)	01/15/26	3,682	3,649,287
Diamond Sports Group LLC, Term Loan, 1 Month LIBOR + 3.250%	5.420	(c)	08/24/26	3,050	3,047,459
iHeartCommunications, Inc., Term Loan, 1 Month LIBOR + 4.000%	6.230	(c)	05/31/26	1,001	1,003,833
Mission Broadcasting, Inc., Term B-3 Loan, 1 Month LIBOR + 2.250%	4.480	(c)	01/17/24	260	258,813
Nexstar Broadcasting, Inc.,
Term B-3 Loan, 1 Month LIBOR + 2.250%	4.366	(c)	01/17/24	1,305	1,299,213
Term Loan	—	(p)	06/20/26	2,200	2,198,429
Radiate Holdco LLC,
Amendment No 2 Incremental Term Loan, 1 Month LIBOR + 3.500%	5.612	(c)	02/01/24	850	846,458
Closing Date Term Loan, 1 Month LIBOR + 3.000%	5.112	(c)	02/01/24	3,132	3,094,952

See Notes to Financial Statements.

PGIM Floating Rate Income Fund	23

Schedule of Investments (unaudited) (continued)

as of August 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Media (cont’d.)
Sinclair Television Group, Inc., Term Loan	—	%(p)	09/30/26	1,300	$1,298,917
Tribune Media Co., Term C Loan, 1 Month LIBOR + 3.000%	5.112	(c)	01/27/24	3,933	3,925,560
Univision Communications, Inc., 2017 Replacement Term Loan, 1 Month LIBOR + 2.750%	4.862	(c)	03/15/24	3,709	3,542,486
WideOpenWest Finance LLC, Refinancing Term B Loan, 3 Month LIBOR + 3.250%	5.395	(c)	08/18/23	3,012	2,889,509

					32,500,028

Metal Fabricate/Hardware 0.7%
Crosby US Acquisition Corp., First Lien Initial Term Loan, 1 Month LIBOR + 4.750%	6.920	(c)	06/26/26	1,350	1,321,313
Dynacast International LLC, Term B-1 Loan (First Lien), 3 Month LIBOR + 3.250%^	5.580	(c)	01/28/22	3,299	3,158,343
WireCo WorldGroup, Inc. (Cayman Islands), First Lien Term Loan, 1 Month LIBOR + 5.000%	7.112	(c)	09/29/23	853	849,219

					5,328,875

Mining 0.3%
Aleris International, Inc., Initial Term Loan, 1 Month LIBOR + 4.750%	6.862	(c)	02/27/23	1,314	1,312,397
Covia Holdings Corp., Initial Term Loan, 3 Month LIBOR + 3.750%	6.313	(c)	06/02/25	1,460	1,200,650

					2,513,047

Miscellaneous Manufacturing 0.3%
Blount International, Inc., New Refinance Term Loan, 6 Month LIBOR + 3.750%	5.946	(c)	04/12/23	899	896,747
International Textile Group, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 5.000%^	7.230	(c)	05/01/24	1,048	922,350

					1,819,097

Oil & Gas 1.1%
Ascent Resources Marcellus LLC, Exit Term Loan, 1 Month LIBOR + 6.500%^	8.695	(c)	03/30/23	250	249,375

See Notes to Financial Statements.

24

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Oil & Gas (cont’d.)
California Resources Corp., Term Loan (08/16), 1 Month LIBOR + 10.375%	12.491	%(c)	12/31/21	1,275	$1,134,750
Citgo Holding, Inc., Term Loan, 1 Month LIBOR + 7.000%^	9.244	(c)	08/01/23	2,875	2,910,937
Citgo Petroleum Corp.,
2019 Incremental Term B Loan, 3 Month LIBOR + 5.000%^	7.319	(c)	03/27/24	250	251,875
Term B Loan, 3 Month LIBOR + 4.500%	6.819	(c)	07/29/21	3,067	3,060,969

					7,607,906

Packaging & Containers 1.0%
BWay Holding Co., Initial Term Loan, 3 Month LIBOR + 3.250%	5.590	(c)	04/03/24	1,634	1,586,346
LABL, Inc., Initial Dollar Term Loan, 1 Month LIBOR + 4.500%	6.730	(c)	07/01/26	1,350	1,347,891
Plaze, Inc., Initial Term Loan, 1 Month LIBOR + 3.500%	5.730	(c)	08/03/26	1,525	1,512,610
Pregis TopCo Corp., First Lien Initial Term Loan, 3 Month LIBOR + 4.000%	6.253	(c)	08/03/26	400	398,000
Ring Container Technologies Group LLC, Term Loan^	—	(p)	10/31/24	1,950	1,911,000
Tank Holding Corp., First Lien Initial Term Loan, 1 - 3 Month LIBOR + 4.000%	6.360	(c)	03/26/26	600	595,000

					7,350,847

Pharmaceuticals 1.9%
Alphabet Holding Co., Inc., First Lien Initial Term Loan, 1 Month LIBOR + 3.500%	5.612	(c)	09/26/24	2,838	2,637,873
Amneal Pharmaceuticals LLC, Initial Term Loan, 1 Month LIBOR + 3.500%	5.625	(c)	05/04/25	3,563	3,230,711
Arbor Pharmaceuticals LLC, Initial Term Loan, 3 Month LIBOR + 5.000%	7.330	(c)	07/05/23	2,167	1,982,893
Endo Luxembourg Finance Co., Initial Term Loan, 1 Month LIBOR + 4.250%	6.375	(c)	04/29/24	2,470	2,251,275

See Notes to Financial Statements.

PGIM Floating Rate Income Fund	25

Schedule of Investments (unaudited) (continued)

as of August 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Pharmaceuticals (cont’d.)
Lannett Co., Inc., Initial Tranche B Term Loan, 1 Month LIBOR + 5.375%	7.487	%(c)	11/25/22	2,093	$1,994,751
Vetcor Professional Practices LLC, Initial Term Loan (First Lien), 1 Month LIBOR + 3.000%^	5.112	(c)	07/02/25	1,361	1,327,219

					13,424,722

Pipelines 1.3%
BCP Renaissance Parent LLC, Initial Term Loan, 3 Month LIBOR + 3.500%	5.756	(c)	10/31/24	1,831	1,749,082
Equitrans Midstream Corp., Term Loan, 1 Month LIBOR + 4.500%^	6.612	(c)	01/31/24	1,343	1,336,534
Lower Cadence Holdings LLC, Initial Term Loan, 1 Month LIBOR + 4.000%^	6.145	(c)	05/22/26	2,000	1,950,000
Prairie ECI Acquiror, LP, Initial Term Loan, 3 Month LIBOR + 4.750%	7.080	(c)	03/11/26	2,594	2,528,662
Southcross Energy Partners, LP,
Initial Term Loan Non-PIK, PRIME + 5.250%	10.500	(c)	08/04/21	1,956	1,388,520
Term Loan^	—	(p)	10/01/19	230	232,182
Term Loan^	—	(p)	10/01/19	83	83,565

					9,268,545

Private Equity 0.2%
HarbourVest Partners, LP, Term Loan, 1 Month LIBOR + 2.250%	4.445	(c)	03/03/25	1,554	1,549,082

Real Estate 3.5%
ASP MCS Acquisition Corp., Initial Term Loan, 1 Month LIBOR + 4.750%	6.862	(c)	05/20/24	1,250	437,325
Brookfield Property REIT, Inc., Initial Term B Loan, 1 Month LIBOR + 2.500%	4.612	(c)	08/27/25	15,061	14,639,823
DTZ US Borrower LLC, Closing Date Term Loan, 1 Month LIBOR + 3.250%	5.362	(c)	08/21/25	5,757	5,750,744
Lightstone HoldCo LLC,
2018 Refinancing Term B Facility, 1 Month LIBOR + 3.750%	5.862	(c)	01/30/24	4,081	3,935,123
2018 Refinancing Term C Facility, 1 Month LIBOR + 3.750%	5.862	(c)	01/30/24	230	221,947

					24,984,962

See Notes to Financial Statements.

26

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Real Estate Investment Trusts (REITs) 0.7%
Blackstone Mortgage Trust, Inc., Initial Term Loan, 1 Month LIBOR + 2.500%^	4.616	%(c)	04/23/26	1,475	$1,478,687
iStar, Inc., New Term Loan B, 1 Month LIBOR + 2.750%^	4.949	(c)	06/28/23	2,619	2,619,526
StarWood Property Mortgage LLC, Initial Term Loan, 2 Month LIBOR + 2.500%^	4.781	(c)	07/26/26	950	952,375

					5,050,588

Retail 6.8%
Academy Ltd., Initial Term Loan, 1 Month LIBOR + 4.000%	6.233	(c)	07/01/22	4,037	2,667,910
Ashco LLC, Initial Term Loan, 1 Month LIBOR + 5.000%	7.112	(c)	09/25/24	5,268	5,006,188
At Home Holding III, Inc., Term Loan, 3 Month LIBOR + 3.500%	5.756	(c)	06/03/22	3,357	2,987,741
CEC Entertainment, Inc., Term Loan	—	(p)	08/31/26	1,950	1,883,374
CWGS Group LLC, Term Loan, 1 Month LIBOR + 2.750%	4.921	(c)	11/08/23	2,814	2,422,105
EG America LLC (United Kingdom),
Additional Facility Loan, 3 Month LIBOR + 4.000%	6.330	(c)	02/07/25	3,042	2,989,580
Second Lien Facility (USD), 3 Month LIBOR + 8.000%	10.330	(c)	04/20/26	908	895,207
Harbor Freight Tools USA, Inc., 2018 Initial Term Loan, 1 Month LIBOR + 2.500%	4.612	(c)	08/18/23	3,532	3,395,031
Highline AfterMarket Acquisition LLC, Term Loan, 1 Month LIBOR + 3.500%^	5.625	(c)	04/28/25	1,156	976,565
Hoffmaster Group, Inc., Tranche B-1 Term Loan, 3 Month LIBOR + 4.000%	6.330	(c)	11/21/23	2,664	2,635,456
LBM Borrower LLC, Tranche C Term Loan, 1 Month LIBOR + 3.750%	5.862	(c)	08/19/22	997	993,877
Leslie’s Poolmart, Inc., Tranche B-2 Term Loan, 2 Month LIBOR + 3.500%	5.758	(c)	08/16/23	3,213	3,004,296
Men’s Wearhouse, Inc., Tranche B-2 Term Loan, 1 Month LIBOR + 3.250%^	5.480	(c)	04/09/25	3,710	3,265,105
Michaels Stores, Inc., 2018 New Replacement Term B Loan, 1 Month LIBOR + 2.500%	4.626	(c)	01/30/23	2,590	2,450,143
Neiman Marcus Group Ltd., Cash Pay Ext Term Loan, 1 Month LIBOR + 6.000%	8.229	(c)	10/25/23	634	517,112
Petco Animal Supplies, Inc., Term Loan, 3 Month LIBOR + 3.250%	5.506	(c)	01/26/23	4,390	3,138,725

See Notes to Financial Statements.

PGIM Floating Rate Income Fund	27

Schedule of Investments (unaudited) (continued)

as of August 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Retail (cont’d.)
Rough Country LLC, Term Loan (First Lien), 1 Month LIBOR + 3.750%^	5.862	%(c)	05/25/23	1,865	$1,841,247
Sally Holdings LLC, Term B-2 Loan^	4.500		07/05/24	4,046	3,924,853
Serta Simmons Bedding LLC, First Lien Initial Term Loan, 1 Month LIBOR + 3.500%	5.691	(c)	11/08/23	2,121	1,412,548
Staples, Inc., 2019 Refinancing New Term B-1 Loans, 1 Month LIBOR + 5.000%^	7.197	(c)	04/16/26	1,870	1,814,203

					48,221,266

Semiconductors 1.9%
Bright Bidco BV (Netherlands), 2018 Refinancing Term Loan B, 1 - 3 Month LIBOR + 3.500%	5.743	(c)	06/30/24	1,970	1,162,226
Brooks Automation, Inc., Initial Term B Loan, 3 Month LIBOR + 2.500%	4.790	(c)	10/04/24	331	326,695
Cabot Microelectronics Corp., Initial Term Loan, 1 Month LIBOR + 2.250%	4.375	(c)	11/17/25	1,487	1,489,299
Cohu, Inc., Initial Term B Loan, 6 Month LIBOR + 3.000%^	5.200	(c)	10/01/25	2,853	2,760,701
Macom Technology Solutions Holdings, Inc., Initial Term Loan, 1 Month LIBOR + 2.250%	4.362	(c)	05/17/24	3,448	3,137,481
MaxLinear, Inc., Initial Term B Loan, 1 Month LIBOR + 2.500%^	4.682	(c)	05/12/24	1,697	1,688,241
Microchip Technology, Inc., Initial Term Loan, 1 Month LIBOR + 2.000%	4.120	(c)	05/29/25	1,477	1,477,999
Natel Engineering Co., Inc., Initial Term Loan, 1 Month LIBOR + 5.000%^	7.116	(c)	04/30/26	1,795	1,795,500

					13,838,142

Software 7.0%
Boxer Parent Co., Inc., Initial Dollar Term Loan, 3 Month LIBOR + 4.250%	6.580	(c)	10/02/25	5,298	4,996,558
Bracket Intermediate Holding Corp., First Lien Initial Term Loan, 1 Month LIBOR + 4.250%^	6.473	(c)	09/05/25	1,563	1,559,280
CommerceHub, Inc., First Lien Term Loan, 1 Month LIBOR + 3.500%^	5.612	(c)	05/21/25	596	588,816
Dcert Buyer, Inc., Term Loan	—	(p)	08/08/26	2,150	2,147,312

See Notes to Financial Statements.

28

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Software (cont’d.)
Dun & Bradstreet Corp., Initial Term Loan, 1 Month LIBOR + 5.000%	7.145	%(c)	02/06/26	2,850	$2,857,125
EagleView Technology Corp., First Lien Term Loan, 3 Month LIBOR + 3.500%	5.645	(c)	08/14/25	2,985	2,753,662
Evergreen Skills Lux Sarl (Luxembourg), First Lien Initial Term Loan, 3 - 6 Month LIBOR + 4.750%	7.049	(c)	04/28/21	1,786	1,485,857
Exela Intermediate LLC, 2018 Repriced Term Loan, 3 Month LIBOR + 6.500%	8.884	(c)	07/12/23	2,953	1,963,927
Finastra USA, Inc.,
Dollar Term Loan (Second Lien), 6 Month LIBOR + 7.250%	9.446	(c)	06/13/25	1,650	1,612,875
First Lien Dollar Term Loan, 1 - 6 Month LIBOR + 3.500%	5.696	(c)	06/13/24	4,677	4,507,542
MA Financeco LLC (United Kingdom), Tranche B-3 Term Loan, 1 Month LIBOR + 2.500%	4.612	(c)	06/21/24	606	589,130
Micro Holding Corp., Amendment No. 2 Initial Term Loan (First Lien), 1 Month LIBOR + 3.750%	5.862	(c)	09/15/24	3,133	3,103,575
nThrive, Inc., First Lien Term B-2 Loan, 1 Month LIBOR + 4.500%	6.612	(c)	10/20/22	1,440	1,338,900
Quest Software US Holdings, Inc., Initial Term Loan (First Lien), 3 Month LIBOR + 4.250%	6.506	(c)	05/16/25	2,506	2,438,712
Rackspace Hosting, Inc., Term B Loan (First Lien), 2 - 3 Month LIBOR + 3.000%	5.279	(c)	11/03/23	5,205	4,811,398
SCS Holdings I, Inc., Initial Term Loan, 3 Month LIBOR + 4.250%	6.569	(c)	07/01/26	2,515	2,512,641
Seattle Escrow Borrower LLC, Initial Term Loan, 1 Month LIBOR + 2.500%	4.612	(c)	06/21/24	4,091	3,978,539
SS&C Technologies Holdings, Inc.,
Term B-3 Loan, 1 Month LIBOR + 2.250%	4.362	(c)	04/16/25	666	666,166
Term B-4 Loan, 1 Month LIBOR + 2.250%	4.362	(c)	04/16/25	450	450,160
ThoughtWorks, Inc., Refinancing Term Loan, 1 Month LIBOR + 4.000%	6.112	(c)	10/11/24	898	894,928
TIBCO Software, Inc., Term Loan B-2, 1 Month LIBOR + 4.000%	6.250	(c)	06/30/26	1,966	1,963,908

See Notes to Financial Statements.

PGIM Floating Rate Income Fund	29

Schedule of Investments (unaudited) (continued)

as of August 31, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Software (cont’d.)
Ultimate Software Group, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 3.750%	6.080	%(c)	05/04/26	1,325	$1,327,209
Upland Software, Inc., Senior Secured Term Loan, 1 Month LIBOR + 3.750%	5.862	(c)	08/06/26	900	901,688

					49,449,908

Storage/Warehousing 0.4%
Contanda LLC, Term Loan, 3 Month LIBOR + 3.500%^	5.830	(c)	02/27/20	2,775	2,733,375

Telecommunications 7.4%
Avaya, Inc., Tranche B Term Loan, 1 - 2 Month LIBOR + 4.250%	6.437	(c)	12/15/24	2,813	2,749,535
Casa Systems, Inc., Initial Term Loan, 3 Month LIBOR + 4.000%^	6.330	(c)	12/20/23	1,219	1,140,102
Consolidated Communications, Inc., 2016 Initial Term Loan, 1 Month LIBOR + 3.000%	5.120	(c)	10/05/23	3,965	3,794,153
Digicel International Finance Ltd. (Saint Lucia), First Lien Initial Term B Loan, 3 Month LIBOR + 3.250%	5.340	(c)	05/27/24	4,259	3,637,712
Frontier Communications Corp., Term B-1 Loan, 1 Month LIBOR + 3.750%	5.870	(c)	06/17/24	2,073	2,048,836
Global Tel Link Corp.,
First Lien Term Loan, 1 Month LIBOR + 4.250%	6.362	(c)	11/29/25	3,682	3,507,392
Second Lien Term Loan, 1 Month LIBOR + 8.250%^	10.362	(c)	11/27/26	825	775,500
GTT Communications, Inc., Closing Date U.S. Term Loan, 1 Month LIBOR + 2.750%	4.860	(c)	05/30/25	5,396	4,326,036
IPC Corp., Term B-1 Loan (First Lien), 3 Month LIBOR + 4.500%^	7.090	(c)	08/06/21	757	620,993
MLN US HoldCo LLC, Term B Loan (First Lien), 1 Month LIBOR + 4.500%	6.612	(c)	11/30/25	2,364	2,245,561
Securus Technologies Holdings, Inc.,
Initial Loan (Second Lien), 3 Month LIBOR + 8.250%	10.580	(c)	11/01/25	750	662,812
Initial Term Loan (First Lien), 3 Month LIBOR + 4.500%	6.830	(c)	11/01/24	2,029	1,811,214
Speedcast International Ltd. (Australia), Initial Term Loan, 3 Month LIBOR + 2.750%^	5.080	(c)	05/15/25	2,923	2,689,143

See Notes to Financial Statements.

30

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Telecommunications (cont’d.)
Sprint Communications, Inc.,
2018 Incremental Term Loan, 1 Month LIBOR + 3.000%	5.125	%(c)	02/02/24	323	$322,667
Initial Term Loan, 1 Month LIBOR + 2.500%	4.625	(c)	02/02/24	13,846	13,746,533
West Corp.,
Incremental B-1 Term Loan, 1 Month LIBOR + 3.500%	5.612	(c)	10/10/24	2,997	2,660,015
Initial Term B Loan, 1 Month LIBOR + 4.000%	6.112	(c)	10/10/24	1,993	1,786,977
Xplornet Communications, Inc. (Canada), New Term B Loan, 3 Month LIBOR + 4.000%	6.330	(c)	09/09/21	3,789	3,783,830

					52,309,011

Textiles 0.3%
ASP Unifrax Holdings, Inc., USD Term Loan (First Lien), 3 Month LIBOR + 3.750%	6.080	(c)	12/12/25	1,891	1,817,723

Transportation 1.4%
CB URS Holdings Corp., Term Loan^	—	(p)	10/19/24	300	294,750
Daseke Co., Inc., Replacement Term Loan, 1 Month LIBOR + 5.000%^	7.112	(c)	02/27/24	3,376	3,274,500
REP WWEX Acquisition Parent LLC, Term Loan (First Lien), 3 Month LIBOR + 4.000%^	6.200	(c)	02/05/24	2,512	2,480,608
Savage Enterprises LLC, Initial Loan, 1 Month LIBOR + 4.000%	6.210	(c)	08/01/25	2,474	2,488,271
Transplace Holdings, Inc.,
2018 Incremental Term Loan, 1 Month LIBOR + 3.750%^	5.895	(c)	10/07/24	1,158	1,132,154
Initial Loan (Second Lien), 1 Month LIBOR + 8.750%^	10.895	(c)	10/06/25	204	196,844

					9,867,127

TOTAL BANK LOANS (cost $644,544,632)					616,438,037

See Notes to Financial Statements.

PGIM Floating Rate Income Fund	31

Schedule of Investments (unaudited) (continued)

as of August 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS 8.4%

Aerospace & Defense 0.4%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.500%	12/01/24	500	$498,175
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	2,450	2,373,437

				2,871,612

Agriculture 0.1%
Vector Group Ltd., Sr. Sec’d. Notes, 144A	6.125	02/01/25	700	686,000

Auto Parts & Equipment 0.4%
Adient Global Holdings Ltd., Gtd. Notes, 144A	4.875	08/15/26	2,000	1,545,000
American Axle & Manufacturing, Inc., Gtd. Notes(a)	6.250	04/01/25	1,600	1,503,968

				3,048,968

Chemicals 0.2%
Chemours Co. (The), Gtd. Notes(a)	5.375	05/15/27	1,000	887,500
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.000	05/01/25	500	511,250

				1,398,750

Commercial Services 0.4%
United Rentals North America, Inc.,
Gtd. Notes	4.875	01/15/28	1,050	1,101,188
Gtd. Notes	5.250	01/15/30	1,600	1,710,000

				2,811,188

Computers 0.3%
Everi Payments, Inc., Gtd. Notes, 144A	7.500	12/15/25	2,400	2,520,000

Diversified Financial Services 0.4%
Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A	9.125	07/15/26	2,600	2,749,500

See Notes to Financial Statements.

32

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric 0.5%
Calpine Corp., Sr. Unsec’d. Notes(a)	5.750%	01/15/25	3,200	$3,248,000

Entertainment 0.4%
AMC Entertainment Holdings, Inc., Gtd. Notes(a)	5.875	11/15/26	3,000	2,745,000

Healthcare-Services 0.1%
Tenet Healthcare Corp., Sr. Unsec’d. Notes(a)	6.750	06/15/23	875	899,063

Home Builders 1.0%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	9.875	04/01/27	2,700	2,943,000
New Home Co., Inc. (The), Gtd. Notes	7.250	04/01/22	1,575	1,496,250
William Lyon Homes, Inc., Gtd. Notes, 144A	6.625	07/15/27	2,430	2,430,000

				6,869,250

Media 0.6%
Clear Channel Worldwide Holdings, Inc., Gtd. Notes, 144A	9.250	02/15/24	2,188	2,398,595
DISH DBS Corp., Gtd. Notes(a)	7.750	07/01/26	2,000	1,965,000

				4,363,595

Oil & Gas 1.2%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	7.875	12/15/24	2,850	513,000
Antero Resources Corp., Gtd. Notes(a)	5.625	06/01/23	1,000	922,500
Extraction Oil & Gas, Inc.,
Gtd. Notes, 144A	5.625	02/01/26	3,321	2,191,860
Gtd. Notes, 144A	7.375	05/15/24	500	375,000
MEG Energy Corp. (Canada), Gtd. Notes, 144A	6.375	01/30/23	2,925	2,764,125

See Notes to Financial Statements.

PGIM Floating Rate Income Fund	33

Schedule of Investments (unaudited) (continued)

as of August 31, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Range Resources Corp.,
Gtd. Notes(a)	4.875%	05/15/25	1,500	$1,230,000
Gtd. Notes	5.000	03/15/23	350	309,750

				8,306,235

Pharmaceuticals 0.2%
NVA Holdings, Inc., Gtd. Notes, 144A	6.875	04/01/26	1,550	1,655,090

Retail 0.7%
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes	6.750	01/15/22	2,000	1,690,000
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	8.625	06/15/20	63	47,042
L Brands, Inc., Gtd. Notes	6.750	07/01/36	3,275	2,751,000
Rite Aid Corp., Gtd. Notes, 144A(a)	6.125	04/01/23	500	403,750

				4,891,792

Telecommunications 1.5%
CenturyLink, Inc.,
Sr. Unsec’d. Notes, Series P	7.600	09/15/39	500	480,000
Sr. Unsec’d. Notes, Series U	7.650	03/15/42	1,300	1,241,500
CommScope Technologies LLC, Gtd. Notes, 144A	6.000	06/15/25	3,400	3,034,500
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A	6.750	03/01/23	2,000	845,000
Sr. Unsec’d. Notes, 144A	6.000	04/15/21	1,375	864,545
Embarq Corp., Sr. Unsec’d. Notes	7.995	06/01/36	2,000	1,960,720
West Corp., Gtd. Notes, 144A	8.500	10/15/25	2,675	2,073,125

				10,499,390

TOTAL CORPORATE BONDS (cost $61,629,387)				59,563,433

See Notes to Financial Statements.

34

Description	Shares	Value
COMMON STOCKS 0.1%

Commercial Services & Supplies 0.0%
Tweddle Group, Inc.^	2,705	$27

Oil, Gas & Consumable Fuels 0.1%
Ascent Resources - Marcellus LLC (Class A Stock)^*	182,358	465,013

Software 0.0%
Avaya Holdings Corp.*	32,696	461,667

TOTAL COMMON STOCKS (cost $1,057,511)		926,707

	Units
WARRANTS* 0.0%

Oil, Gas & Consumable Fuels
Ascent Resources - Marcellus LLC, 1st Lien, expiring 03/30/23^	46,500	1,395
Ascent Resources - Marcellus LLC, 2nd Lien Tranche A, expiring 3/30/2023^	18,026	2,253
Ascent Resources - Marcellus LLC, 2nd Lien Tranche B, expiring 3/30/2023^	14,021	1,052

TOTAL WARRANTS (cost $6,431)		4,700

TOTAL LONG-TERM INVESTMENTS (cost $728,937,961)		698,585,840

See Notes to Financial Statements.

PGIM Floating Rate Income Fund	35

Schedule of Investments (unaudited) (continued)

as of August 31, 2019

Description	Shares	Value
SHORT-TERM INVESTMENTS 2.2%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	3,181,408	$3,181,408
PGIM Institutional Money Market Fund (cost $12,685,747; includes $12,660,131 of cash collateral for securities on loan)(b)(w)	12,683,383	12,684,651

TOTAL SHORT-TERM INVESTMENTS (cost $15,867,155)		15,866,059

TOTAL INVESTMENTS 100.5% (cost $744,805,116)		714,451,899
Liabilities in excess of other assets(z) (0.5)%		(3,300,643)

NET ASSETS 100.0%		$711,151,256

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

CLO—Collateralized Loan Obligation

LIBOR—London Interbank Offered Rate

OTC—Over-the-counter

REITs—Real Estate Investment Trust

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $122,805,177 and 17.3% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $12,366,003; cash collateral of $12,660,131 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at August 31, 2019.
(p)	Interest rate not available as of August 31, 2019.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded loan commitment outstanding at August 31, 2019:

Borrower	Principal Amount (000)	Current Value	Unrealized Appreciation	Unrealized Depreciation
Allied Universal Holdco LLC, Delayed Draw Term Loan, 3 Month LIBOR + 4.250%, 6.507%, Maturity Date 7/10/2026 (cost $157,658)	158	$157,362	$—	$(296)
Heartland Dental LLC, Delayed Draw Term Loan, 1 Month LIBOR + 3.750%, 5.862%, Maturity Date 4/30/2025 (cost $19,982)	20	19,401	—	(581)

See Notes to Financial Statements.

36

Unfunded loan commitment outstanding at August 31, 2019 (continued):

Borrower	Principal Amount (000)	Current Value	Unrealized Appreciation	Unrealized Depreciation
		$176,763	$—	$(877)

Interest rate swap agreements outstanding at August 31, 2019:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at August 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
7,650	05/11/21	1.600%(S)	3 Month LIBOR(1)(Q)	$193,331	$(29,722)	$(223,053)
9,350	02/02/22	1.994%(S)	3 Month LIBOR(1)(Q)	(8,646)	(114,491)	(105,845)
4,890	05/11/24	2.139%(S)	3 Month LIBOR(2)(Q)	96,571	206,316	109,745
6,420	05/11/24	2.250%(A)	1 Day USOIS(2)(A)	326,084	355,591	29,507
1,805	05/11/29	2.000%(S)	3 Month LIBOR(1)(Q)	155,399	(110,248)	(265,647)

				$762,739	$307,446	$(455,293)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$363,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Floating Rate Income Fund	37

Schedule of Investments (unaudited) (continued)

as of August 31, 2019

The following is a summary of the inputs used as of August 31, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$21,652,963	$—
Bank Loans	—	494,102,600	122,335,437
Corporate Bonds	—	59,563,433	—
Common Stocks	461,667	—	465,040
Warrants	—	—	4,700
Affiliated Mutual Funds	15,866,059	—	—
Other Financial Instruments*
Unfunded Loan Commitments	—	(877)	—
Centrally Cleared Interest Rate Swap Agreements	—	(455,293)	—

Total	$16,327,726	$574,862,826	$122,805,177

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Bank Loans	Common Stocks	Warrants	OTC Credit Default Swap Agreements
Balance as of 02/28/19	$235,970,753	$501,511	$2,969	$126,583
Realized gain (loss)	(191,549)	—	—	121,565
Change in unrealized appreciation (depreciation)	(142,132)	(36,471)	1,731	—
Purchases/Exchanges/Issuances	32,255,450	—	—	—
Sales/Paydowns	(61,929,322)	—	—	(248,148)
Accrued discount/premium	59,229	—	—	—
Transfers into of Level 3	36,397,243	—	—	—
Transfers out of Level 3	(120,084,235)	—	—	—

Balance as of 08/31/19	$122,335,437	$465,040	$4,700	$—

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$(758,672)	$(36,471)	$1,731	$—

*

Other financial instruments are derivatives, with the exception of unfunded loan commitments and are not reflected in the Schedule of Investments. Futures, forwards, centrally cleared swap contracts and unfunded loan commitments are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of August 31, 2019	Valuation Technique	Unobservable Inputs	Range (Weighted Average)
Bank Loans	$122,335,437	Market Approach	Single Broker Indicative Quote	$80.00-$101.25($96.96)
Common Stocks	465,013	Market Approach	Single Broker Indicative Quote	$2.55

See Notes to Financial Statements.

38

Level 3 Securities	Fair Value as of August 31, 2019	Valuation Technique	Unobservable Inputs	Range (Weighted Average)
Common Stocks	$27	Enterprise Value	Estimated EBITDA	$0.01
Warrants	4,700	Market Approach	Single Broker Indicative Quote	$0.03-$0.12($0.06)

	$122,805,177

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. Securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Bank Loans	$120,084,235	L3 to L2	Single Broker Indicative Quote to Multiple Broker Quotes
Bank Loans	$36,397,243	L2 to L3	Multiple Broker Quotes to Single Broker Indicative Quote

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2019 were as follows:

Telecommunications	8.9%
Healthcare-Services	7.5
Retail	7.5
Software	7.0
Commercial Services	6.0
Media	5.2
Computers	4.3
Chemicals	4.2
Real Estate	3.5
Collateralized Loan Obligations	3.1
Auto Parts & Equipment	2.9
Foods	2.5
Machinery-Diversified	2.5
Diversified Financial Services	2.4
Oil & Gas	2.3
Affiliated Mutual Funds (1.8% represents investments purchased with collateral from securities on loan)	2.2
Pharmaceuticals	2.1
Semiconductors	1.9
Engineering & Construction	1.7
Aerospace & Defense	1.6
Transportation	1.4
Building Materials	1.4
Pipelines	1.3
Machinery-Construction & Mining	1.3
Home Builders	1.1
Packaging & Containers	1.0%
Healthcare-Products	1.0
Electric	1.0
Holding Companies-Diversified	0.8
Metal Fabricate/Hardware	0.7
Electronics	0.7
Real Estate Investment Trusts (REITs)	0.7
Leisure Time	0.7
Advertising	0.6
Auto Manufacturers	0.6
Electrical Components & Equipment	0.5
Investment Companies	0.5
Home Furnishings	0.5
Apparel	0.5
Household Products/Wares	0.4
Insurance	0.4
Environmental Control	0.4
Entertainment	0.4
Distribution/Wholesale	0.4
Storage/Warehousing	0.4
Mining	0.3
Lodging	0.3
Miscellaneous Manufacturing	0.3
Textiles	0.3
Private Equity	0.2
Beverages	0.2
Cosmetics/Personal Care	0.2

See Notes to Financial Statements.

PGIM Floating Rate Income Fund	39

Schedule of Investments (unaudited) (continued)

as of August 31, 2019

Industry Classification (continued):
Coal	0.2%
Forest Products & Paper	0.1
Housewares	0.1
Agriculture	0.1
Iron/Steel	0.1
Oil, Gas & Consumable Fuels	0.1
Commercial Services & Supplies	0.0 *

100.5
Liabilities in excess of other assets	(0.5)

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, equity contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of August 31, 2019 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$4,700		—	$—
Interest rate contracts	Due from/to broker—variation margin swaps	139,252	*	Due from/to broker—variation margin swaps	594,545	*

		$143,952			$594,545

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

40

The effects of derivative instruments on the Statement of Operations for the six months ended August 31, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Swaps
Credit contracts	$203,693
Interest rate contracts	(688,209)

Total	$(484,516)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Warrants(1)	Swaps
Credit contracts	$—	$(126,583)
Equity contracts	1,731	—
Interest rate contracts	—	(365,155)

Total	$1,731	$(491,738)

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended August 31, 2019, the Fund’s average volume of derivative activities is as follows:

Interest Rate Swap Agreements(1)
$38,023,333

Credit Default Swap Agreements— Sell Protection(1)
$44,239,000

(1)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

See Notes to Financial Statements.

PGIM Floating Rate Income Fund	41

Schedule of Investments (unaudited) (continued)

as of August 31, 2019

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(1)	Net Amount
Securities on Loan	$12,366,003	$(12,366,003)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

42

Statement of Assets & Liabilities (unaudited)

as of August 31, 2019

Assets
Investments at value, including securities on loan of $12,366,003:
Unaffiliated investments (cost $728,937,961)	$698,585,840
Affiliated investments (cost $15,867,155)	15,866,059
Cash	226,170
Foreign currency, at value (cost $8,012)	7,783
Receivable for investments sold	44,896,390
Dividends and interest receivable	3,973,278
Receivable for Fund shares sold	3,552,565
Deposit with broker for centrally cleared/exchange-traded derivatives	363,000
Due from broker—variation margin swaps	11,179
Prepaid expenses and other assets	7,996

Total Assets	767,490,260

Liabilities
Payable for investments purchased	27,208,072
Payable to broker for collateral for securities on loan	12,660,131
Loan payable	8,385,000
Payable for Fund shares reacquired	6,599,156
Accrued expenses and other liabilities	643,025
Dividends payable	474,267
Management fee payable	299,671
Distribution fee payable	56,591
Affiliated transfer agent fee payable	12,214
Unrealized depreciation on unfunded loan commitments	877

Total Liabilities	56,339,004

Net Assets	$711,151,256

Net assets were comprised of:
Common stock, at par	$743,520
Paid-in capital in excess of par	750,571,889
Total distributable earnings (loss)	(40,164,153)

Net assets, August 31, 2019	$711,151,256

See Notes to Financial Statements.

PGIM Floating Rate Income Fund	43

Statement of Assets & Liabilities (unaudited) (continued)

as of August 31, 2019

Class A
Net asset value and redemption price per share, ($81,813,666 ÷ 8,559,951 shares of common stock issued and outstanding)	$9.56
Maximum sales charge (2.25% of offering price)	0.22

Maximum offering price to public	$9.78

Class C
Net asset value, offering price and redemption price per share,
($44,333,028 ÷ 4,637,461 shares of common stock issued and outstanding)	$9.56

Class Z
Net asset value, offering price and redemption price per share,
($560,328,487 ÷ 58,574,695 shares of common stock issued and outstanding)	$9.57

Class R6
Net asset value, offering price and redemption price per share,
($24,676,075 ÷ 2,579,869 shares of common stock issued and outstanding)	$9.56

See Notes to Financial Statements.

44

Statement of Operations (unaudited)

Six Months Ended August 31, 2019

Net Investment Income (Loss)
Income
Interest income	$27,575,766
Affiliated dividend income	79,148
Income from securities lending, net (including affiliated income of $3,113)	6,687

Total income	27,661,601

Expenses
Management fee	2,808,310
Distribution fee(a)	366,212
Transfer agent’s fees and expenses (including affiliated expense of $38,072)(a)	584,507
Custodian and accounting fees	176,766
Registration fees(a)	93,110
Shareholders’ reports	34,050
Audit fee	30,400
Directors’ fees	14,368
Legal fees and expenses	11,840
Miscellaneous	131,304

Total expenses	4,250,867
Less: Fee waiver and/or expense reimbursement(a)	(779,167)

Net expenses	3,471,700

Net investment income (loss)	24,189,901

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $832)	(1,147,095)
Swap agreement transactions	(484,516)

(1,631,611)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(2,346))	(10,839,680)
Swap agreements	(491,738)
Foreign currencies	(271)
Unfunded loan commitments	14,718

(11,316,971)

Net gain (loss) on investment and foreign currency transactions	(12,948,582)

Net Increase (Decrease) In Net Assets Resulting From Operations	$11,241,319

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	111,999	254,213	—	—
Transfer agent’s fees and expenses	48,155	24,574	511,453	325
Registration fees	12,897	10,718	59,504	9,991
Fee waiver and/or expense reimbursement	(70,250)	(40,681)	(647,429)	(20,807)

See Notes to Financial Statements.

PGIM Floating Rate Income Fund	45

Statements of Changes in Net Assets (unaudited)

	Six Months Ended August 31, 2019	Year Ended February 28, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$24,189,901	$48,014,394
Net realized gain (loss) on investment transactions	(1,631,611)	(6,635,207)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(11,316,971)	(20,094,626)

Net increase (decrease) in net assets resulting from operations	11,241,319	21,284,561

Dividends and Distributions
Distributions from distributable earnings
Class A	(2,476,999)	(4,814,691)
Class C	(1,215,774)	(2,396,926)
Class Z	(20,081,447)	(39,419,140)
Class R6	(856,846)	(2,026,069)

	(24,631,066)	(48,656,826)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	139,643,657	1,103,200,027
Net asset value of shares issued in reinvestment of dividends and distributions	23,046,517	46,324,113
Cost of shares reacquired	(440,760,971)	(678,557,917)

Net increase (decrease) in net assets from Fund share transactions	(278,070,797)	470,966,223

Total increase (decrease)	(291,460,544)	443,593,958

Net Assets:
Beginning of period	1,002,611,800	559,017,842

End of period	$711,151,256	$1,002,611,800

See Notes to Financial Statements.

46

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios, Inc. 14 (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company. The Company consists of two funds: PGIM Government Income Fund and PGIM Floating Rate Income Fund. These financial statements relate only to the PGIM Floating Rate Income Fund (the “Fund’).

The primary investment objective of the Fund is to maximize current income. The secondary investment objective is to seek capital appreciation when consistent with the Fund’s primary investment objective.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Company’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

PGIM Floating Rate Income Fund	47

Notes to Financial Statements (unaudited) (continued)

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate

48

(including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or

PGIM Floating Rate Income Fund	49

Notes to Financial Statements (unaudited) (continued)

“less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on forward currency transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Bank Loans: The Fund invests at least 80% of its investable assets in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. Most bank loans are senior in rank (“senior loans”) in the event of bankruptcy to most other securities of the issuer, such as common stock or publicly-issued bonds. Bank loans are often secured by specific collateral of the issuer so that holders of the loans will have a priority claim on those assets in

50

the event of default or bankruptcy of the issuer. The Fund may acquire interests in loans directly (by way of assignment from the selling institution) or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund. In addition, loans trade in an over-the counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the Fund’s ability to pay redemption proceeds within the allowable time periods.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Any upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit

PGIM Floating Rate Income Fund	51

Notes to Financial Statements (unaudited) (continued)

event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

52

Master Netting Arrangements: The Company, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Company, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to

PGIM Floating Rate Income Fund	53

Notes to Financial Statements (unaudited) (continued)

serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of August 31, 2019, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, forward rate agreements, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Warrants: The Fund held warrants acquired either through a direct purchase or pursuant to corporate actions. Warrants entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants are held as long positions by the Fund until exercised, sold or expired. Warrants are valued at fair value in accordance with the Board approved fair valuation procedures.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the

54

collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to declare dividends of its net investment income daily and pay such dividends monthly. Distributions of net realized capital and currency gains, if any, are declared and paid at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Company, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, the Manager provides all of the administrative functions

PGIM Floating Rate Income Fund	55

Notes to Financial Statements (unaudited) (continued)

necessary for the organization, operation and management of the Fund. The Manager administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. The Manager is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

The Manager has entered into subadvisory agreements with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The subadvisory agreements provides that PGIM, Inc. furnish investment advisory services in connection with the management of the Fund. In connection therewith, are obligated to keep certain books and records of the Fund. The Manager pays for the services of PGIM, Inc., the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.65% of the Fund’s average daily net assets up to $5 billion and 0.625% of the Fund’s average daily net assets in excess of $5 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.65% for the reporting period ended August 31, 2019.

The Manager has contractually agreed, through June 30, 2020, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 0.95% of average daily net assets for Class A shares, 1.70% of average daily net assets for Class C shares, 0.70% of average daily net assets for Class Z shares, and 0.65% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, the Manager agrees, to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class and, in addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

56

The Company, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z and Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.25% and 1% of the average daily net assets of the Class A and Class C shares, respectively.

For the reporting period ended August 31, 2019, PIMS received $35,738 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended August 31, 2019, PIMS received $190 and $4,984 in contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the SEC, the Company’s Chief Compliance Officer (“CCO”) prepares a

PGIM Floating Rate Income Fund	57

Notes to Financial Statements (unaudited) (continued)

quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. For the reporting period ended August 31, 2019, no 17a-7 transactions were entered into by the Fund.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended August 31, 2019, were $264,633,253 and $553,487,527, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended August 31, 2019, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$8,888,957	$192,727,051	$198,434,600	$—	$—	$3,181,408	3,181,408	$79,148
PGIM Institutional Money Market Fund*
4,365,422	20,091,713	11,770,970	(2,346)	832	12,684,651	12,683,383	3,113	**

$13,254,379	$212,818,764	$210,205,570	$(2,346)	$832	$15,866,059		$82,261

*	The Fund did not have any capital gain distributions during the reporting period.
**	This amount is included in “Income from securities lending, net” on the Statement of Operations.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of August 31, 2019 were as follows:

Tax Basis	$745,112,378

Gross Unrealized Appreciation	1,897,705
Gross Unrealized Depreciation	(33,014,354)

Net Unrealized Depreciation	$(31,116,649)

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of February 28, 2019 of approximately $7,408,000 which can be carried forward for an

58

unlimited period. No future capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended February 28, 2019 are subject to such review.

6. Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $1 million or more of Class A shares and sell those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on sales of $1 million or more made within 12 months of purchase for purchases prior to July 15, 2019, and a CDSC of 1.00% on sales of $500,000 or more made within 12 months of purchase for purchases on or after July 15, 2019. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 900 million shares of common stock authorized, $0.01 par value per share, divided into five classes, designated Class A, Class C, Class R6, Class Z and Class T shares, each of which consists of 150 million, 200 million, 250 million, 250 million, and 50 million shares, respectively. The Fund currently does not have any Class T shares outstanding.

At reporting period end, six shareholders of record, each holding greater than 5% of the Fund, held 72% of the Fund’s outstanding shares.

PGIM Floating Rate Income Fund	59

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended August 31, 2019:
Shares sold	726,588	$7,036,377
Shares issued in reinvestment of dividends and distributions	240,446	2,323,732
Shares reacquired	(1,938,520)	(18,734,741)

Net increase (decrease) in shares outstanding before conversion	(971,486)	(9,374,632)
Shares issued upon conversion from other share class(es)	235,053	2,278,853
Shares reacquired upon conversion into other share class(es)	(359,544)	(3,489,125)

Net increase (decrease) in shares outstanding	(1,095,977)	$(10,584,904)

Year ended February 28, 2019:
Shares sold	7,033,481	$69,200,747
Shares issued in reinvestment of dividends and distributions	469,064	4,588,569
Shares reacquired	(5,614,372)	(54,263,491)

Net increase (decrease) in shares outstanding before conversion	1,888,173	19,525,825
Shares issued upon conversion from other share class(es)	640,728	6,238,902
Shares reacquired upon conversion into other share class(es)	(869,839)	(8,451,463)

Net increase (decrease) in shares outstanding	1,659,062	$17,313,264

Class C
Six months ended August 31, 2019:
Shares sold	224,541	$2,176,991
Shares issued in reinvestment of dividends and distributions	122,654	1,185,485
Shares reacquired	(1,212,936)	(11,738,113)

Net increase (decrease) in shares outstanding before conversion	(865,741)	(8,375,637)
Shares reacquired upon conversion into other share class(es)	(267,261)	(2,591,902)

Net increase (decrease) in shares outstanding	(1,133,002)	$(10,967,539)

Year ended February 28, 2019:
Shares sold	2,689,781	$26,493,742
Shares issued in reinvestment of dividends and distributions	240,701	2,354,204
Shares reacquired	(1,969,762)	(19,147,797)

Net increase (decrease) in shares outstanding before conversion	960,720	9,700,149
Shares reacquired upon conversion into other share class(es)	(514,868)	(5,001,989)

Net increase (decrease) in shares outstanding	445,852	$4,698,160

60

Class Z	Shares	Amount
Six months ended August 31, 2019:
Shares sold	13,339,435	$129,417,612
Shares issued in reinvestment of dividends and distributions	1,942,732	18,796,015
Shares reacquired	(41,190,581)	(399,003,498)

Net increase (decrease) in shares outstanding before conversion	(25,908,414)	(250,789,871)
Shares issued upon conversion from other share class(es)	482,857	4,680,506
Shares reacquired upon conversion into other share class(es)	(101,275)	(980,968)

Net increase (decrease) in shares outstanding	(25,526,832)	$(247,090,333)

Year ended February 28, 2019:
Shares sold	98,642,694	$971,492,706
Shares issued in reinvestment of dividends and distributions	3,844,084	37,563,984
Shares reacquired	(58,989,406)	(572,703,155)

Net increase (decrease) in shares outstanding before conversion	43,497,372	436,353,535
Shares issued upon conversion from other share class(es)	1,360,263	13,225,874
Shares reacquired upon conversion into other share class(es)	(998,393)	(9,793,365)

Net increase (decrease) in shares outstanding	43,859,242	$439,786,044

Class R6
Six months ended August 31, 2019:
Shares sold	104,536	$1,012,677
Shares issued in reinvestment of dividends and distributions	76,607	741,285
Shares reacquired	(1,163,140)	(11,284,619)

Net increase (decrease) in shares outstanding before conversion	(981,997)	(9,530,657)
Shares issued upon conversion from other share class(es)	10,569	102,636

Net increase (decrease) in shares outstanding	(971,428)	$(9,428,021)

Year ended February 28, 2019:
Shares sold	3,642,287	$36,012,832
Shares issued in reinvestment of dividends and distributions	185,516	1,817,356
Shares reacquired	(3,319,423)	(32,443,474)

Net increase (decrease) in shares outstanding before conversion	508,380	5,386,714
Shares issued upon conversion from other share class(es)	381,859	3,782,041

Net increase (decrease) in shares outstanding	890,239	$9,168,755

7. Borrowings

The Company, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 4, 2018 through October 3, 2019. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate of 1.25% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent.

Subsequent to the reporting period end, the SCA has been renewed effective October 3, 2019 and will continue to provide a commitment of $900 million through October 1, 2020. The commitment fee paid by the Funds will continue to be 0.15% of the unused portion of

PGIM Floating Rate Income Fund	61

Notes to Financial Statements (unaudited) (continued)

the SCA. The interest on borrowings under the renewed SCA will be paid monthly and at a per annum interest rate of 1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended August 31, 2019. The average daily balance for the 68 days that the Fund had loans outstanding during the period was approximately $12,656,838, borrowed at a weighted average interest rate of 3.70%. The maximum loan outstanding amount during the period was $34,800,000. At August 31, 2019, the Fund had an outstanding loan balance of $8,385,000.

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Bond Obligations Risk: The Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same level and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC

62

derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Interest Rate Risk: The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk. The Fund may face a heightened level of interest rate risk as a result of the U.S. Federal Reserve Board’s policies. The Fund’s investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risks: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to be less liquid than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Liquidity Risk: The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Fund are difficult to purchase or sell. Liquidity risk includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Fund may incur higher transaction costs when executing trade orders of a given size. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely

PGIM Floating Rate Income Fund	63

Notes to Financial Statements (unaudited) (continued)

affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Risks of Investments in Bank Loans: The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Fund’s scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Fund and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Fund’s access to collateral, if any, may be limited by bankruptcy laws.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. The Manager continues to evaluate certain other provisions of the ASU and does not expect a material impact to financial statement disclosures.

10. Subsequent Event

At a meeting held on September 11, 2019, the Board approved the addition of PGIM Limited as Subadviser to the Fund. This change became effective on September 16, 2019.

64

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended August 31, 2019(a)		Year Ended February 28/29,
			2019(a)	2018(a)	2017(a)	2016(a)	2015
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$9.72		$9.94	$9.95	$9.38	$9.94	$10.18
Income (loss) from investment operations:
Net investment income (loss)	0.26		0.47	0.45	0.41	0.36	0.40
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.15)		(0.22)	0.01	0.56	(0.57)	(0.22)
Total from investment operations	0.11		0.25	0.46	0.97	(0.21)	0.18
Less Dividends and Distributions:
Dividends from net investment income	(0.27)		(0.47)	(0.46)	(0.40)	(0.35)	(0.39)
Distributions from net realized gains	-		-	(0.01)	-	-	(0.03)
Total dividends and distributions	(0.27)		(0.47)	(0.47)	(0.40)	(0.35)	(0.42)
Net asset value, end of period	$9.56		$9.72	$9.94	$9.95	$9.38	$9.94
Total Return(b):	1.10%		2.58%	4.70%	10.46%	(2.24)%	1.80%

Ratios/Supplemental Data:
Net assets, end of period (000)	$81,814		$93,851	$79,462	$69,733	$47,683	$23,158
Average net assets (000)	$89,107		$100,319	$75,379	$58,748	$40,785	$28,113
Ratios to average net assets(c)(d)(e):
Expenses after waivers and/or expense reimbursement	0.97%	(f)	0.95%	0.95%	1.00%	1.05%	1.10%
Expenses before waivers and/or expense reimbursement	1.13%	(f)	1.09%	1.09%	1.14%	1.34%	1.60%
Net investment income (loss)	5.42%	(f)	4.74%	4.53%	4.16%	3.65%	3.89%
Portfolio turnover rate(g)	31%		67%	94%	67%	55%	64%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

Effective March 9, 2015, the contractual distribution and service (12b-1) fees were reduced from 0.30% to 0.25% of the average daily net assets and the 0.05% contractual 12b-1 fee waiver was terminated.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Floating Rate Income Fund	65

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended August 31, 2019(a)		Year Ended February 28/29,
			2019(a)	2018(a)	2017(a)	2016(a)	2015
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$9.72		$9.94	$9.95	$9.38	$9.95	$10.19
Income (loss) from investment operations:
Net investment income (loss)	0.23		0.39	0.38	0.33	0.28	0.32
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.16)		(0.21)	- (b)	0.57	(0.58)	(0.22)
Total from investment operations	0.07		0.18	0.38	0.90	(0.30)	0.10
Less Dividends and Distributions:
Dividends from net investment income	(0.23)		(0.40)	(0.38)	(0.33)	(0.27)	(0.31)
Distributions from net realized gains	-		-	(0.01)	-	-	(0.03)
Total dividends and distributions	(0.23)		(0.40)	(0.39)	(0.33)	(0.27)	(0.34)
Net asset value, end of period	$9.56		$9.72	$9.94	$9.95	$9.38	$9.95
Total Return(c):	0.72%		1.82%	3.92%	9.64%	(3.07)%	1.04%

Ratios/Supplemental Data:
Net assets, end of period (000)	$44,333		$56,098	$52,919	$54,092	$35,027	$28,408
Average net assets (000)	$50,566		$59,266	$54,061	$39,905	$33,571	$31,363
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.72%	(f)	1.70%	1.70%	1.75%	1.80%	1.85%
Expenses before waivers and/or expense reimbursement	1.88%	(f)	1.83%	1.84%	1.89%	2.11%	2.30%
Net investment income (loss)	4.68%	(f)	3.99%	3.79%	3.41%	2.88%	3.15%
Portfolio turnover rate(g)	31%		67%	94%	67%	55%	64%

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

66

Class Z Shares
	Six Months Ended August 31, 2019(a)		Year Ended February 28/29,
			2019(a)	2018(a)	2017(a)	2016(a)	2015
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$9.73		$9.94	$9.96	$9.39	$9.95	$10.19
Income (loss) from investment operations:
Net investment income (loss)	0.28		0.49	0.48	0.43	0.38	0.42
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.16)		(0.21)	(0.01)	0.57	(0.57)	(0.22)
Total from investment operations	0.12		0.28	0.47	1.00	(0.19)	0.20
Less Dividends and Distributions:
Dividends from net investment income	(0.28)		(0.49)	(0.48)	(0.43)	(0.37)	(0.41)
Distributions from net realized gains	-		-	(0.01)	-	-	(0.03)
Total dividends and distributions	(0.28)		(0.49)	(0.49)	(0.43)	(0.37)	(0.44)
Net asset value, end of period	$9.57		$9.73	$9.94	$9.96	$9.39	$9.95
Total Return(b):	1.23%		2.94%	4.86%	10.76%	(1.98)%	2.05%

Ratios/Supplemental Data:
Net assets, end of period (000)	$560,328		$818,117	$400,179	$367,286	$135,575	$57,729
Average net assets (000)	$690,537		$772,275	$390,617	$224,436	$115,125	$52,159
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.72%	(e)	0.70%	0.70%	0.75%	0.80%	0.85%
Expenses before waivers and/or expense reimbursement	0.91%	(e)	0.86%	0.84%	0.89%	1.09%	1.30%
Net investment income (loss)	5.68%	(e)	5.04%	4.79%	4.42%	3.88%	4.16%
Portfolio turnover rate(f)	31%		67%	94%	67%	55%	64%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Floating Rate Income Fund	67

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended August 31, 2019		Year Ended February 28,			April 27, 2015(a) through February 29, 2016
			2019	2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.73		$9.94	$9.96	$9.39	$10.03
Income (loss) from investment operations:
Net investment income (loss)	0.28		0.49	0.48	0.45	0.32
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.17)		(0.20)	- (c)	0.55	(0.65)
Total from investment operations	0.11		0.29	0.48	1.00	(0.33)
Less Dividends and Distributions:
Dividends from net investment income	(0.28)		(0.50)	(0.49)	(0.43)	(0.31)
Distributions from net realized gains	-		-	(0.01)	-	-
Total dividends and distributions	(0.28)		(0.50)	(0.50)	(0.43)	(0.31)
Net asset value, end of period	$9.56		$9.73	$9.94	$9.96	$9.39
Total Return(d):	1.25%		2.99%	4.91%	10.79%	(3.35)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$24,676		$34,545	$26,457	$32,058	$10
Average net assets (000)	$29,189		$39,870	$16,803	$5,484	$10
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement	0.67%	(g)	0.65%	0.65%	0.67%	0.80% (g)
Expenses before waivers and/or expense reimbursement	0.81%	(g)	0.76%	0.75%	0.82%	0.99% (g)
Net investment income (loss)	5.73%	(g)	5.02%	4.83%	4.60%	3.87% (g)
Portfolio turnover rate(h)	31%		67%	94%	67%	55%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $0.005 per share.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

68

Approval of Advisory Agreements (unaudited)

The Fund’s Board of Directors

The Board of Directors (the “Board”) of PGIM Floating Rate Income Fund (the “Fund”)1 consists of eleven individuals, nine of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”).2 The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”), on behalf of its PGIM Fixed Income unit. In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on May 30, 2019 and on June 11-13, 2019 and approved the renewal of the agreements through July 31, 2020, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and PGIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board

[1]	PGIM Floating Rate Income Fund is a series of Prudential Investment Portfolios, Inc. 14.
[2]

Grace C. Torres was an Interested Trustee of the Fund at the time the Board considered and approved the renewal of the Fund’s advisory agreements, but has since become an Independent Trustee of the Fund.

PGIM Floating Rate Income Fund

Approval of Advisory Agreements (continued)

meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on May 30, 2019 and on June 11-13, 2019.

The Directors determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and PGIM, which, through its PGIM Fixed Income unit, serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and PGIM Fixed Income. The Board noted that PGIM Fixed Income is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance and other services to the Fund, and PGIM Investments’ role as administrator for the Fund’s liquidity risk management program. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Directors of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Fixed Income, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and PGIM Fixed Income, and also considered the qualifications, backgrounds and responsibilities of PGIM Fixed Income’s portfolio managers who are responsible for the day-to-day management of

Visit our website at pgiminvestments.com

the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and PGIM Fixed Income’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments and PGIM Fixed Income. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and PGIM Fixed Income.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIM Fixed Income, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and PGIM Fixed Income under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

PGIM Floating Rate Income Fund

Approval of Advisory Agreements (continued)

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and PGIM Fixed Income

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Fixed Income and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Fixed Income included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and PGIM Fixed Income were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, and five-year periods ended December 31, 2018.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended February 28, 2018. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe, which was used to consider performance, and the Peer Group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental Peer Universe or Peer Group information, for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

Visit our website at pgiminvestments.com

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	1st Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund underperformed its benchmark index over all periods.
•

The Board considered PGIM Investments’ assertion that the Fund’s underperformance relative to its benchmark index was attributable to the Fund’s underweight in lower quality loans compared with the benchmark index.

•

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap, which (exclusive of certain fees and expenses) caps the Fund’s annual operating expenses at 0.95% for Class A shares, 1.70% for Class C shares, 0.70% for Class Z shares, and 0.65% for Class R6 shares through June 30, 2020.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Floating Rate Income Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer •

Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income PGIM Limited	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Floating Rate Income Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends (as of the third month of the Fund’s fiscal quarter for reporting periods on or after September 30, 2019) will be made publicly available 60 days after the end of each quarter at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM FLOATING RATE INCOME FUND

SHARE CLASS	A	C	Z	R6
NASDAQ	FRFAX	FRFCX	FRFZX	PFRIX
CUSIP	74439V602	74439V701	74439V800	74439V883

MF211E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not required, as this is not an annual filing.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 –	Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios, Inc. 14

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	October 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	October 18, 2019

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	October 18, 2019